UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2013

Date of reporting period: July 31, 2012

Item 1. Reports to Stockholders.

SEI Daily Income Trust

Semi-Annual Report as of July 31, 2012

Money Market Fund

Government Fund

Government II Fund

Prime Obligation Fund

Treasury Fund

Treasury II Fund

Ultra Short Duration Bond Fund

Short-Duration Government Fund

Intermediate-Duration Government Fund

GNMA Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 35.9%
ANZ National International
0.436%, 08/09/12	$1,750	$1,750
0.399%, 08/16/12	2,400	2,400
0.411%, 10/03/12	2,000	1,998
0.441%, 01/11/13	2,000	1,996
0.421%, 01/14/13	1,495	1,492
ASB Finance
0.346%, 08/01/12	1,295	1,295
0.481%, 09/27/12	470	470
BASF
0.180%, 08/02/12	1,660	1,660
BNZ International Funding
0.501%, 08/08/12	380	380
0.521%, 08/16/12	2,000	2,000
0.359%, 08/17/12	1,320	1,320
0.471%, 01/03/13	500	499
Coca-Cola
0.170%, 08/23/12	3,750	3,750
0.180%, 09/07/12	3,450	3,449
Commonwealth Bank of Australia
0.298%, 08/18/12	1,075	1,075
0.381%, 01/11/13 to 01/14/13	4,610	4,602
FCAR Owner Trust
0.471%, 08/01/08	1,000	1,000
0.280%, 10/01/12	3,582	3,580
0.451%, 10/01/12 to 01/02/13	5,763	5,756
General Electric Capital
0.190%, 09/26/12	4,200	4,199
Gotham Funding
0.280%, 10/23/12 to 10/24/12	5,000	4,997
Manhattan Asset Funding LLC
0.280%, 08/20/12	1,505	1,505
0.220%, 08/22/12	810	810
0.210%, 08/24/12	760	760
Market Street Funding LLC
0.230%, 08/07/12	2,200	2,200
0.210%, 08/14/12	1,405	1,405
0.260%, 10/05/12	3,235	3,233
MetLife Short-Term Funding LLC
0.200%, 08/06/12	1,220	1,220
0.241%, 09/05/12	970	970
0.240%, 10/15/12	5,310	5,307
National Australia Funding Delaware
0.330%, 01/14/13	971	969

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nestle Finance International
0.200%, 08/28/12	$1,000	$1,000
0.170%, 08/30/12	3,200	3,199
0.306%, 12/17/12	1,775	1,773
New York Life Capital
0.169%, 10/19/12	440	440
Novartis Securities Investment
0.175%, 08/13/12	1,565	1,565
0.170%, 09/04/12	1,960	1,960
Salisbury Receivables LLC
0.260%, 08/09/12	1,123	1,123
0.274%, 08/10/12	7,490	7,489
Total Capital Canada
0.200%, 08/09/12	1,000	1,000
Toyota Credit Canada
0.220%, 10/02/12	1,416	1,415
0.230%, 10/16/12	925	924
Toyota Financial Services de Puerto Rico
0.250%, 08/20/12	6,000	5,999
Westpac Securities
0.511%, 08/08/12	1,000	1,000
0.501%, 08/23/12 to 08/27/12	1,500	1,500
0.428%, 10/01/12	1,545	1,544
0.461%, 01/02/13	3,652	3,645
Working Capital Management
0.239%, 08/13/12	3,250	3,250

Total Commercial Paper (Cost $106,873) ($ Thousands)		106,873

CERTIFICATES OF DEPOSIT — 18.9%
Australia & New Zealand Banking Group
1.122%, 08/27/12 (A)	3,200	3,200
Bank of Nova Scotia
0.299%, 08/16/12 (A)	2,000	2,000
0.298%, 08/17/12 (A)	2,825	2,825
0.298%, 08/18/12 (A)	1,500	1,500
0.334%, 08/26/12 (A)	800	800
0.755%, 10/18/12 (A)	275	275
0.320%, 10/18/12	1,500	1,500
0.337%, 10/19/12 (A)	1,170	1,170
0.337%, 10/20/12 (A)	1,160	1,160
0.330%, 01/10/13	1,500	1,500
Bank of Tokyo-Mitsubishi UFJ NY
0.360%, 09/25/12	5,000	5,000
0.360%, 10/03/12	3,000	3,000
Credit Suisse NY
0.280%, 08/01/12	2,800	2,800
National Australia Bank
0.294%, 08/29/12 (A)	1,000	1,000
0.380%, 01/11/13	2,000	2,000
0.380%, 01/15/13	1,000	1,000
0.350%, 01/18/13	2,000	2,000

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Continued)

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

State Street Bank and Trust
0.250%, 09/17/12	$1,000	$1,000
0.190%, 10/11/12	3,395	3,395
Sumitomo Mitsui Banking
0.340%, 08/15/12	1,900	1,900
0.340%, 10/12/12	3,000	3,000
0.340%, 10/16/12	4,000	4,000
Svenska Handelsbanken
0.585%, 08/17/12	1,550	1,550
0.580%, 08/24/12	3,000	3,000
Toronto-Dominion Bank
0.346%, 08/03/12 (A)	815	815
0.317%, 08/20/12 (A)	2,920	2,920
0.300%, 01/22/13	1,730	1,730

Total Certificates of Deposit (Cost $56,040) ($ Thousands)		56,040

MUNICIPAL BONDS (A) — 6.2%

California — 1.6%
California State, Sub-Ser A, GO
0.170%, 08/01/12	1,050	1,050
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.130%, 08/02/12	225	225
East Bay, Municipal Utility District, Ser A-2, RB
0.140%, 08/01/12	385	385
Southern California, Metropolitan Water District, Ser A-2, RB
0.140%, 08/02/12	1,675	1,675
Southern California, Metropolitan Water District, Ser B-4, RB
0.130%, 08/01/12	1,300	1,300

		4,635

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.180%, 08/01/12	395	395

Connecticut — 0.2%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.157%, 08/02/12	660	660

Illinois — 0.5%
Illinois State, Toll Highway Authority, Ser Senior A-1A, RB
0.290%, 08/02/12	1,375	1,375

Iowa — 0.4%
Iowa State, Finance Authority, Ser C, RB
0.187%, 08/02/12	1,245	1,245

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Finance Authority, Ser G, RB
0.190%, 08/02/12	$55	$55

		1,300

Massachusetts — 0.1%
Simmons College, RB
0.200%, 08/02/12	235	235

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.120%, 08/01/12	1,165	1,165

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.170%, 08/01/12	260	260

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.180%, 08/01/12	190	190

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.177%, 08/02/12	300	300

New York — 0.2%
City of New York, Sub-Ser D-3, GO
0.130%, 08/01/12	485	485

Texas — 2.0%
JPMorgan Chase Putters, Ser 3945, RB
0.180%, 08/01/12	515	515
JPMorgan Chase Putters, Ser 3953, RB
0.180%, 08/01/12	2,085	2,085
Texas State, GO
0.210%, 08/01/12	340	340
0.210%, 08/07/12	95	95
0.200%, 08/07/12	375	375
Texas State, Ser A, GO
0.200%, 08/07/12	485	485
Texas State, Ser A-2, GO
0.167%, 08/01/12	1,000	1,000
Texas State, Ser B, GO
0.210%, 08/02/12	375	375
Texas State, Ser B2, GO
0.207%, 08/01/12	100	100
Texas State, Ser I, GO
0.207%, 08/01/12	195	195
University of Texas System, Ser B, RB
0.100%, 08/02/12	540	540

		6,105

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington — 0.1%
Washington State, Health Care Facilities Authority, Ser C, RB
0.150%, 08/01/12	$460	$460

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, RB
0.150%, 08/01/12	800	800
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.160%, 08/01/12	170	170

		970

Total Municipal Bonds (Cost $18,535) ($ Thousands)		18,535

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
FFCB (A)
0.266%, 08/10/12	1,000	1,000
FHLB
0.240%, 08/01/12 (A)	2,800	2,800
0.230%, 08/01/12 (A)	975	974
1.875%, 06/21/13	2,830	2,871
FHLMC (A)
0.440%, 08/01/12	2,780	2,779
FNMA (A)
0.380%, 08/01/12	895	895
0.370%, 08/01/12	500	500
0.277%, 08/20/12	1,000	1,000
0.227%, 10/20/12	1,480	1,479
FNMA, Ser 1 (A)
0.400%, 08/01/12	1,000	1,000

Total U.S. Government Agency Obligations (Cost $15,298) ($ Thousands)		15,298

TIME DEPOSIT — 1.9%
U.S. Bank N.A.
0.200%, 08/01/12	5,750	5,750

Total Time Deposit (Cost $5,750) ($ Thousands)		5,750

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Notes
1.375%, 09/15/12 to 01/15/13	3,490	3,505
3.875%, 10/31/12	750	757
0.500%, 11/30/12	550	551
1.125%, 12/15/12	625	627

Total U.S. Treasury Obligations (Cost $5,440) ($ Thousands)		5,440

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 0.4%
Commonwealth Bank of Australia
2.750%, 10/15/12 (D)	$430	$432
General Electric Capital MTN
2.800%, 01/08/13	129	130
Metropolitan Life Global Funding I
2.875%, 09/17/12 (D)	484	486

Total Corporate Obligations (Cost $1,048) ($ Thousands)		1,048

REPURCHASE AGREEMENTS (E) — 29.7%
Citibank 0.180%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $16,000,080 (collateralized by various FHLMC/FNMA/GNMA obligations, ranging in par value $531,707-$18,048,000, 3.500%-6.000%, 06/20/36-01/01/42, with total market value $16,320,082)	16,000	16,000
Goldman Sachs 0.170%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $2,327,011 (collateralized by FNMA, par value $2,626,441, 3.214%, 09/01/41, with total market value $2,373,551)	2,327	2,327
JPMorgan Chase 0.260%, dated 07/31/12, to be repurchased on 08/07/12, repurchase price $1,725,087 (collateralized by Ford Motor Credit, par value $1,435,000, 12.000%, 05/15/15, with total market value $1,815,581) (F)	1,725	1,725
JPMorgan Chase 0.300%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $5,175,043 (collateralized by Ford Motor Credit, par value $4,295,000, 12.000%, 05/15/15, with total market value $5,434,091)	5,175	5,175
JPMorgan Chase 0.190%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $16,000,084 (collateralized by various FNMA obligations, ranging in par value $1,210,000-$3,008,951, 4.000%-5.500%, 11/01/25-07/01/42, with total market value $16,323,524)	16,000	16,000

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	3

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Concluded)

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mizuho Securities 0.280%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $8,090,063 (collateralized by U.S. Treasury Notes, par value $7,899,900, 3.125%, 08/31/13, with total market value $8,251,884)	$8,090	$8,090

RBC Capital 0.230%, dated 07/26/12, to be repurchased on 08/02/12, repurchase price $2,778,124 (collateralized by Liberty Funding, par value $2,864,052, 0.260%, 10/26/12, with total market value $2,861,637)	2,778	2,778
RBC Capital 0.170%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $16,000,076 (collateralized by FNMA, par value $15,436,234, 3.500%, 05/01/42, with total market value $16,320,078)	16,000	16,000
Wells Fargo 0.250%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $4,290,030 (collateralized by various corporate obligations*‡, ranging in par value $699,505-$2,897,663, 5.800%-6.817%, 08/15/18-03/01/21, with total market value $4,504,532)	4,290	4,290
Wells Fargo 0.190%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $16,000,084 (collateralized by FNMA, par value $15,938,484, 4.333%, 11/01/38, with total market value $16,320,087)	16,000	16,000

Total Repurchase Agreements (Cost $88,385) ($ Thousands)		88,385

Total Investments — 100.0% (Cost $297,369) ($ Thousands)		$297,369

* A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at July 31, 2012, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Wells Fargo	Kinder Morgan	5.800%	03/01/21	$700
	Metlife Capital	6.817	08/15/18	2,898

Percentages are based on Net Assets of $297,365 ($ Thousands).

‡	Securities are FDIC guaranteed.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.
(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Tri-Party Repurchase Agreement.

(F)	Securities considered illiquid. The total value of such securities as of July 31, 2012 was $1,725 ($ Thousands) and represented 0.6% of Net Assets.

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

Ser — Series

As of July 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC-820.

As of July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 25.7%
U.S. Treasury Notes
1.375%, 09/15/12 to 02/15/13	$156,845	$157,469
0.375%, 09/30/12	10,000	10,004
3.875%, 10/31/12	10,000	10,092
4.000%, 11/15/12	19,000	19,212
3.375%, 11/30/12	18,000	18,189
0.500%, 11/30/12	59,000	59,063
1.125%, 12/15/12	21,000	21,074
0.625%, 01/31/13	12,740	12,769
3.875%, 02/15/13	8,800	8,975
1.750%, 04/15/13	11,000	11,121

Total U.S. Treasury Obligations (Cost $327,968) ($ Thousands)		327,968

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.1%
FFCB
0.345%, 08/01/12 (A)	1,496	1,496
0.340%, 08/01/12 (A)	6,000	6,000
0.300%, 08/01/12 (A)	1,160	1,160
0.280%, 08/01/12 (A)	8,000	8,000
0.240%, 08/01/12 (A)	8,500	8,499
0.266%, 08/05/12 to 08/10/12 (A)	6,830	6,830
0.416%, 08/07/12 (A)	3,000	3,000
0.269%, 08/12/12 to 08/13/12 (A)	1,195	1,195
0.259%, 08/13/12 (A)	8,848	8,849
0.277%, 08/20/12 (A)	1,000	1,000
0.217%, 08/24/12 (A)	125	125
0.174%, 08/26/12 (A)	3,000	3,000
0.434%, 08/27/12 (A)	125	125
0.184%, 08/27/12 (A)	12,000	11,998
0.195%, 08/29/12 (A)	2,115	2,115
0.140%, 01/28/13	4,420	4,419
FFCB, Ser 1 (A)
0.378%, 09/22/12	2,000	2,000
0.396%, 10/25/12	1,470	1,470
FFCB, Ser 2 (A)
0.245%, 08/28/12	200	200
FHLB
0.380%, 08/01/12 (A)	1,000	1,000
0.310%, 08/01/12 (A)	100	100
0.240%, 08/01/12 (A)	7,000	6,998
0.230%, 08/01/12 (A)	11,925	11,919
0.194%, 08/26/12 (A)	12,500	12,499
0.200%, 11/19/12 to 11/29/12	7,600	7,601
1.625%, 11/21/12	325	326
0.190%, 01/14/13	2,905	2,905
1.500%, 01/16/13	5,000	5,030
0.170%, 01/18/13	12,015	12,013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.125%, 04/30/13	$14,210	$14,200
FHLB, Ser 1
0.220%, 08/01/12 (A)	1,350	1,349
0.196%, 08/25/12 (A)	2,000	2,000
0.170%, 01/23/13	10,605	10,603
FHLMC
0.440%, 08/01/12 (A)	2,001	2,005
0.280%, 08/01/12 (A)	723	723
0.196%, 08/03/12 (A)	2,500	2,499
0.195%, 08/04/12 (A)	12,000	11,997
0.206%, 08/10/12 (A)	4,790	4,790
0.207%, 08/21/12 (A)	4,255	4,254
4.500%, 01/15/13	15,807	16,115
FHLMC DN (B)
0.175%, 10/03/12	825	825
0.190%, 01/14/13	10,825	10,815
FHLMC MTN (A)
0.185%, 08/02/12	8,000	7,999
FNMA
0.380%, 08/01/12 (A)	5,000	4,999
0.370%, 08/01/12 (A)	1,700	1,700
0.216%, 08/08/12 (A)	19,543	19,536
0.376%, 08/17/12 (A)	78	78
0.277%, 08/20/12 (A)	4,000	4,000
0.275%, 08/28/12 (A)	70	70
0.227%, 10/20/12 (A)	7,830	7,827
3.625%, 02/12/13	1,313	1,337
FNMA DN (B)
0.155%, 01/04/13	11,435	11,427
FNMA, Ser 1
0.400%, 08/01/12 (A)	5,850	5,850
0.340%, 08/01/12 (A)	435	435
4.750%, 11/19/12	2,708	2,745

Total U.S. Government Agency Obligations (Cost $282,050) ($ Thousands)		282,050

REPURCHASE AGREEMENTS (C) — 52.1%
Barclays Capital 0.170%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $22,573,107 (collateralized by various U.S. Treasury Notes, ranging in par value $4,334,500-$17,333,900, 2.500%-4.250%, 08/15/13-04/30/15, with total market value $23,024,493)	22,573	22,573
Credit Suisse 0.180%, dated 05/21/12, to be repurchased on 08/20/12, repurchase price $12,005,640 (collateralized by various FFCB/FHLB/FHLMC/RFCO obligations, ranging in par value $15,000-$17,811,500, 0.000%-8.625%, 12/21/12-04/15/30, with total market value $12,240,010)	12,000	12,000

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	5

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund (Concluded)

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs 0.180%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $29,485,147 (collateralized by GMAC, par value $30,115,419, 1.750%, 10/30/12, with total market value $30,369,702)	$29,485	$29,485
Goldman Sachs 0.160%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $212,728,945 (collateralized by various FHLB/FHLMC/FNMA obligations, ranging in par value $10,540,639-$27,527,000, 0.000%-5.250%, 09/17/12-06/06/22, with total market value $216,984,321)	212,728	212,728
JPMorgan Chase 0.180%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $200,001,000 (collateralized by RFCO‡, ranging in par value $38,000-$89,212,000, 0.000%-9.375%, 04/15/16-04/15/30, with total market value $204,003,866)	200,000	200,000
RBC Capital 0.170%, dated 07/13/12, to be repurchased on 10/11/12, repurchase price $30,012,750 (collateralized by various FAMC/FCSB/FHLB/FHLMC/FICO/FNMA obligations, ranging in par value $5,000-$2,000,000, 0.000%-7.250%, 08/09/12-12/26/31, with total market value $30,613,026) (D)	30,000	30,000
UBS 0.200%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $7,370,041 (collateralized by Citigroup Funding‡, par value $7,523,493, 1.875%, 10/22/12, with total market value $7,591,101)	7,370	7,370
UBS 0.180%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $150,000,750 (collateralized by various FHLB/FNMA/REFC obligations, ranging in par value $24,728,000-$80,252,000, 0.000%-5.250%, 08/01/12-04/15/17, with total market value $153,000,220)	150,000	150,000

Total Repurchase Agreements (Cost $664,156) ($ Thousands)		664,156

Total Investments — 99.9% (Cost $1,274,174) ($ Thousands)		$1,274,174

Percentages are based on Net Assets of $1,275,392 ($ Thousands).

‡	Securities are FDIC guaranteed.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

(D)	Security considered illiquid. The total value of such securities as of July 31, 2012 was $30,000 ($ Thousands) and represented 2.4% of Net Assets

DN — Discount Note

FAMC — Franklin American Mortgage Company

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

REFC — Rural Electrification Financing Corporation

RFCO — Resolution Funding Corporation

Ser — Series

As of July 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC-820.

As of July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 61.7%
FFCB
0.345%, 08/01/12 (B)	$3,754	$3,755
0.340%, 08/01/12 (B)	20,500	20,500
0.300%, 08/01/12 (B)	3,240	3,240
0.280%, 08/01/12 (B)	11,000	11,000
0.240%, 08/01/12 (B)	8,000	7,999
0.215%, 08/01/12 (B)	7,000	6,999
0.266%, 08/05/12 to 08/10/12 (B)	15,040	15,039
0.416%, 08/07/12 (B)	13,000	12,999
0.269%, 08/12/12 to 08/13/12 (B)	9,436	9,437
0.259%, 08/13/12 (B)	775	775
0.237%, 08/19/12 (B)	1,100	1,100
0.277%, 08/20/12 (B)	2,505	2,505
0.600%, 08/22/12	925	925
0.217%, 08/24/12 (B)	180	180
0.174%, 08/26/12 (B)	5,000	5,000
0.434%, 08/27/12 (B)	150	150
0.244%, 08/27/12 (B)	2,000	2,000
0.184%, 08/27/12 (B)	14,000	13,998
0.235%, 08/28/12 (B)	13,000	13,000
0.195%, 08/29/12 (B)	7,170	7,169
2.500%, 01/14/13	840	849
0.140%, 01/28/13	1,880	1,879
FFCB DN (A)
0.010%, 08/01/12	9,165	9,165
FFCB, Ser 1 (B)
0.174%, 08/27/12	14,000	14,000
0.357%, 08/28/12	11,345	11,347
0.378%, 09/22/12	5,000	5,000
0.396%, 10/25/12	1,848	1,848
FFCB, Ser 2 (B)
0.245%, 08/28/12	300	300
FHLB
0.310%, 08/01/12 (B)	4,700	4,700
0.240%, 08/01/12 (B)	4,500	4,499
0.230%, 08/01/12 (B)	11,390	11,384
0.199%, 08/13/12 (B)	7,000	7,000
1.750%, 08/22/12	1,925	1,927
0.197%, 08/23/12 (B)	2,750	2,750
0.194%, 08/26/12 (B)	9,000	8,999
0.174%, 08/27/12 (B)	2,350	2,350
0.200%, 11/19/12 to 11/29/12	9,000	9,002
1.625%, 11/21/12	375	377
0.210%, 01/04/13	435	435
0.190%, 01/14/13 to 02/22/13	4,755	4,755
1.500%, 01/16/13	1,860	1,871
0.125%, 01/17/13 to 04/30/13	13,670	13,661
0.170%, 01/23/13	855	855

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.180%, 02/15/13	$1,465	$1,465
3.375%, 02/27/13	7,230	7,361
0.220%, 06/04/13	4,500	4,500
FHLB DN (A)
0.023%, 08/01/12	127,668	127,668
0.100%, 08/08/12	44,461	44,460
0.104%, 08/10/12	34,610	34,609
0.075%, 08/14/12 to 08/17/12	74,768	74,766
0.090%, 08/16/12	920	920
0.097%, 08/22/12	31,335	31,333
0.115%, 08/29/12	80,741	80,734
0.125%, 09/26/12	4,520	4,519
0.130%, 10/03/12	30,365	30,358
0.153%, 12/05/12	2,590	2,589
0.150%, 12/07/12 to 01/07/13	10,670	10,664
0.171%, 01/02/13	15,430	15,419
0.170%, 01/16/13	11,760	11,751
FHLB, Ser 1
0.220%, 08/01/12 (B)	1,305	1,304
0.196%, 08/25/12 (B)	3,700	3,700
0.170%, 01/23/13	10,105	10,103
Tennessee Valley Authority DN (A)
0.090%, 08/09/12	8,800	8,800
0.100%, 08/16/12	13,724	13,723
0.110%, 08/23/12	113,905	113,897

Total U.S. Government Agency Obligations (Cost $891,366) ($ Thousands)		891,366

U.S. TREASURY OBLIGATIONS — 38.2%
U.S. Treasury Bills (A)
0.040%, 08/02/12	297,692	297,692
0.030%, 08/16/12	11,915	11,915
U.S. Treasury Notes
1.750%, 08/15/12 to 04/15/13	24,085	24,246
4.125%, 08/31/12	15,000	15,049
1.375%, 09/15/12 to 02/15/13	95,355	95,803
0.375%, 09/30/12 to 10/31/12	12,200	12,206
3.875%, 10/31/12	17,750	17,915
4.000%, 11/15/12	15,500	15,673
3.375%, 11/30/12	14,000	14,147
0.500%, 11/30/12	22,500	22,524
1.125%, 12/15/12	12,000	12,042
0.625%, 01/31/13	3,000	3,007
3.875%, 02/15/13	8,580	8,750

Total U.S. Treasury Obligations (Cost $550,969) ($ Thousands)		550,969

Total Investments — 99.9% (Cost $1,442,335) ($ Thousands)		$1,442,335

Percentages are based on Net Assets of $1,443,699 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	7

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund (Concluded)

July 31, 2012

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

As of July 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC-820.

As of July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 41.0%
ANZ National International
0.436%, 08/09/12	$50,000	$50,000
0.399%, 08/16/12	30,000	30,000
0.411%, 10/03/12	26,000	25,981
0.441%, 01/11/13	47,000	46,906
0.381%, 01/18/13	8,000	7,986
ASB Finance
0.481%, 09/27/12	6,900	6,895
BASF
0.180%, 08/02/12	21,545	21,545
BNZ International Funding
0.501%, 08/08/12	15,190	15,188
0.470%, 01/03/13	29,955	29,894
Coca-Cola
0.190%, 09/10/12	20,000	19,996
0.230%, 10/17/12	40,000	39,980
0.210%, 10/19/12	20,000	19,991
Commonwealth Bank of Australia
0.298%, 08/18/12	15,300	15,300
0.310%, 10/26/12	17,525	17,512
0.381%, 01/11/13 to 01/14/13	57,435	57,334
FCAR Owner Trust
0.471%, 08/01/08	18,000	18,000
0.501%, 09/04/12	3,000	2,999
0.300%, 09/12/12	1,125	1,125
0.451%, 10/01/12	40,000	39,969
0.280%, 10/01/12	44,786	44,765
0.451%, 01/02/13	34,272	34,206
General Electric Capital
0.190%, 09/26/12	90,000	89,973
Gotham Funding
0.280%, 10/22/12 to 10/23/12	67,880	67,836
Manhattan Asset Funding LLC
0.220%, 08/14/12	5,408	5,408
0.280%, 08/20/12	19,620	19,617
Market Street Funding LLC
0.260%, 09/19/12	23,900	23,892
0.260%, 10/05/12	43,805	43,784
0.230%, 10/19/12	22,032	22,021
MetLife Short-Term Funding LLC
0.250%, 08/13/12	2,000	2,000
0.240%, 09/05/12	31,969	31,961
0.240%, 10/15/12 to 10/23/12	91,014	90,968
0.260%, 10/29/12 to 11/02/12	52,250	52,216

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nestle Finance International
0.200%, 08/28/12	$20,000	$19,997
0.306%, 12/17/12	23,490	23,462
New York Life Capital
0.170%, 10/19/12	5,560	5,558
Novartis Securities Investment
0.175%, 08/13/12	17,410	17,409
0.170%, 09/04/12	25,390	25,386
Old Line Funding LLC
0.180%, 09/18/12	15,525	15,521
Sheffield Receivables
0.280%, 08/02/12	24,005	24,005
Siemens Capital LLC
0.160%, 08/23/12	42,000	41,996
Total Capital Canada
0.197%, 08/09/12	77,345	77,342
Toyota Credit Canada
0.220%, 10/02/12	19,142	19,135
0.230%, 10/16/12	11,625	11,619
0.220%, 10/22/12	12,000	11,994
Toyota Motor Credit
0.200%, 08/20/12	46,202	46,197
0.200%, 08/21/12	36,000	35,996
Variable Funding Capital LLC
0.200%, 10/15/12	57,655	57,631
Wal-Mart Stores
0.150%, 08/06/12	19,000	19,000
Westpac Securities
0.438%, 09/06/12	20,698	20,689
0.431%, 10/01/12	13,795	13,785
0.461%, 01/02/13	45,301	45,212
Working Capital Management
0.230%, 08/02/12 to 08/14/12	57,195	57,193
0.239%, 08/13/12	40,905	40,902

Total Commercial Paper (Cost $1,625,277) ($ Thousands)		1,625,277

CERTIFICATES OF DEPOSIT — 19.0%
Bank of Montreal
0.170%, 09/18/12	23,500	23,500
Bank of Nova Scotia
0.299%, 08/16/12 (A)	41,000	41,000
0.298%, 08/17/12 (A)	40,620	40,620
0.298%, 08/18/12 (A)	22,650	22,650
0.334%, 08/26/12 (A)	10,000	10,000
0.750%, 10/15/12	1,390	1,391
0.755%, 10/18/12 (A)	3,995	3,998
0.320%, 10/18/12	22,650	22,650
0.330%, 01/10/13	20,185	20,185
Bank of Tokyo-Mitsubishi UFJ NY
0.360%, 09/25/12	60,000	60,000
0.360%, 10/23/12	14,000	14,000
Credit Suisse NY
0.280%, 08/01/12	44,000	44,000

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	9

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

National Australia Bank
0.294%, 08/29/12 (A)	$15,000	$15,000
0.380%, 01/11/13	12,000	12,000
0.380%, 01/15/13	20,000	20,000
0.350%, 01/18/13	20,000	20,000
0.365%, 01/25/13	16,000	16,001
State Street Bank and Trust
0.250%, 09/17/12	50,600	50,600
0.190%, 10/11/12	42,735	42,735
Sumitomo Mitsui Banking
0.340%, 10/12/12	41,000	41,000
0.340%, 10/16/12	60,000	60,000
0.340%, 10/24/12	23,000	23,000
Svenska Handelsbanken
0.585%, 08/17/12	33,450	33,450
0.580%, 08/24/12	46,000	46,000
Toronto-Dominion Bank
0.346%, 08/03/12 (A)	9,240	9,242
0.317%, 08/20/12 (A)	37,870	37,870
0.300%, 01/22/13	23,740	23,740

Total Certificates of Deposit (Cost $754,632) ($ Thousands)		754,632

MUNICIPAL BONDS (A) — 5.8%

California — 1.0%
California State, Sub-Ser A, GO
0.170%, 08/01/12	15,910	15,910
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.130%, 08/02/12	3,385	3,385
East Bay, Municipal Utility District, Ser A-2, RB
0.140%, 08/01/12	5,700	5,700
Southern California, Metropolitan Water District, Ser B-4, RB
0.130%, 08/01/12	13,900	13,900

		38,895

Colorado — 0.4%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.240%, 08/01/12	100	100
0.190%, 08/01/12	900	900
0.180%, 08/01/12	1,735	1,735
0.180%, 08/01/12	2,975	2,975
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.180%, 08/01/12	3,665	3,665
Colorado State, Housing & Finance Authority, Ser B1, RB
0.210%, 08/01/12	3,425	3,425

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Housing & Finance Authority, Ser C1, RB
0.180%, 08/01/12	$1,000	$1,000
Colorado State, Housing & Finance Authority, Ser CL1, RB
0.190%, 08/01/12	300	300

		14,100

Connecticut — 0.1%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.157%, 08/02/12	4,265	4,265

Illinois — 0.5%
Illinois State, Toll Highway Authority, Ser Senior A-1A, RB
0.290%, 08/02/12	20,370	20,370

Iowa — 0.2%
Iowa State, Finance Authority, Ser B, RB
0.200%, 08/02/12	900	900
Iowa State, Finance Authority, Ser C, RB
0.187%, 08/02/12	8,005	8,005
Iowa State, Finance Authority, Ser G, RB
0.190%, 08/02/12	280	280
Iowa State, Finance Authority, Ser M, RB
0.190%, 08/02/12	700	700

		9,885

Massachusetts — 0.1%
Simmons College, RB
0.200%, 08/02/12	2,905	2,905

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.120%, 08/01/12	17,365	17,365

Minnesota — 0.0%
Minnesota State, Housing Finance Agency, Ser T, RB
0.210%, 08/02/12	195	195

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.170%, 08/01/12	3,940	3,940

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.180%, 08/01/12	2,945	2,945

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.177%, 08/02/12	$3,600	$3,600

New York — 0.1%
City of New York, Sub-Ser D-3, GO
0.130%, 08/01/12	5,765	5,765

Texas — 2.2%
JPMorgan Chase Putters, Ser 3945, RB
0.180%, 08/01/12	8,020	8,020
JPMorgan Chase Putters, Ser 3953, RB
0.180%, 08/01/12	31,310	31,310
Texas State, GO
0.210%, 08/01/12	5,045	5,045
0.210%, 08/07/12	3,880	3,880
0.200%, 08/07/12	3,300	3,300
0.200%, 08/07/12	4,125	4,125
Texas State, Ser A, GO
0.200%, 08/07/12	3,830	3,830
Texas State, Ser A-2, GO
0.167%, 08/01/12	400	400
Texas State, Ser B, GO
0.210%, 08/02/12	5,710	5,710
Texas State, Ser B2, GO
0.207%, 08/01/12	1,000	1,000
Texas State, Ser C, GO
0.210%, 08/01/12	9,250	9,250
Texas State, Ser I, GO
0.207%, 08/01/12	2,395	2,395
University of Texas System, Ser B, RB
0.100%, 08/02/12	8,225	8,225

		86,490

Washington — 0.2%
Washington State, Health Care Facilities Authority, Ser C, RB
0.150%, 08/01/12	6,990	6,990

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, RB
0.150%, 08/01/12	8,300	8,300
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.160%, 08/01/12	2,595	2,595
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.207%, 08/02/12	990	990

		11,885

Total Municipal Bonds (Cost $229,595) ($ Thousands)		229,595

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
FFCB (A)
0.266%, 08/10/12	$10,000	$9,999
FHLB
0.240%, 08/01/12 (A)	17,505	17,500
0.230%, 08/01/12 (A)	14,705	14,698
1.875%, 06/21/13	35,655	36,170
FHLMC (A)
0.440%, 08/01/12	28,310	28,303
FNMA (A)
0.380%, 08/01/12	11,000	10,997
0.370%, 08/01/12	7,000	6,999
0.277%, 08/20/12	8,000	7,999
0.227%, 10/20/12	18,235	18,228
FNMA, Ser 1 (A)
0.400%, 08/01/12	22,900	22,898

Total U.S. Government Agency Obligations (Cost $173,791) ($ Thousands)		173,791

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Notes
1.375%, 09/15/12 to 01/15/13	45,150	45,345
3.875%, 10/31/12	10,600	10,698
0.500%, 11/30/12	7,800	7,808
1.125%, 12/15/12	9,550	9,584

Total U.S. Treasury Obligations (Cost $73,435) ($ Thousands)		73,435

TIME DEPOSIT — 1.7%
U.S. Bank N.A.
0.200%, 08/01/12	69,405	69,405

Total Time Deposit (Cost $69,405) ($ Thousands)		69,405

CORPORATE OBLIGATIONS — 0.3%
Commonwealth Bank of Australia
2.750%, 10/15/12 (D)	6,580	6,612
General Electric Capital MTN
3.500%, 08/13/12	2,280	2,283
2.800%, 01/08/13	1,598	1,614

Total Corporate Obligations (Cost $10,509) ($ Thousands)		10,509

REPURCHASE AGREEMENTS (E) — 25.7%
Goldman Sachs 0.170%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $66,673,315 (collateralized by various FHLMC/FNMA obligations, ranging in par value $29,214,438-$43,019,621, 3.500%-5.000%, 04/01/27-04/01/41, with total market value $68,006,782)	66,673	66,673

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	11

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase 0.260%, dated 07/31/12, to be repurchased on 08/07/12, repurchase price 20,821,053 (collateralized by various corporate obligations*‡, ranging in par value $384,000-$11,023,000, 6.500%-12.000%, 05/15/15-04/01/20, with total market value $21,864,738) (F)	$20,820	$20,820
JPMorgan Chase 0.300%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price 62,465,521 (collateralized by various corporate obligations*‡, ranging in par value $20,000-$10,010,000, 3.631%-9.375%, 08/01/12-03/15/22, with total market value $65,593,100)	62,465	62,465
RBC Capital 0.230%, dated 07/26/12, to be repurchased on 08/02/12, repurchase price $36,487,632 (collateralized by various corporate obligations*‡, ranging in par value $1,678,551-$36,085,125, 0.000%, 10/05/12-10/29/12, with total market value $37,582,326)	36,486	36,486
RBC Capital 0.170%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $203,000,959 (collateralized by various FHLMC/FNMA obligations, ranging in par value $27,998,497-$121,207,900, 1.890%-3.662%, 02/01/17-03/01/42, with total market value $207,060,978)	203,000	203,000
UBS 0.170%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $94,403,446 (collateralized by various U.S. Treasury obligations, ranging in par value $8,359,000-$83,553,200, 0.500%-1.500%, 04/15/15-03/31/19, with total market value $96,291,162)	94,403	94,403
UBS 0.190%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $203,001,071 (collateralized by various FNMA obligations, ranging in par value $30,451,270-$54,000,000, 2.500%-4.000%, 10/01/26-07/01/42, with total market value $207,060,000)	203,000	203,000
Wells Fargo 0.250%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $51,800,360 (collateralized by various corporate obligations*‡, ranging in par value $316,212-$9,127,000, 1.250%-7.250%, 10/15/13-09/23/21, with total market value $54,390,379)	51,800	51,800

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo 0.190%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $283,001,494 (collateralized by various FHLMC/FNMA/GNMA obligations, ranging in par value $12,343,629-$86,770,770, 2.177%-5.204%, 05/15/27-06/01/42, with total market value $288,661,524)	$283,000	$283,000

Total Repurchase Agreements (Cost $1,021,647) ($ Thousands)		1,021,647

Total Investments — 99.8% (Cost $3,958,291) ($ Thousands)		$3,958,291

* A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at July 31, 2012, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
JPMorgan Chase	El Paso Pipeline	6.500%	04/01/20	$384
	Ford Motor Credit	12.000	05/15/15	6,260
	Tennesse Gas Pipeline	7.500	04/01/17	11,023
JPMorgan Chase	American Tower	5.900	11/01/21	105
	Discover Credit	7.000	04/15/20	99
	CC Holdings	7.750	05/01/17	435
	CenturyTel	7.875	08/15/12	420
	CenturyTel	5.800	03/15/22	8,585
	CenturyTel	6.150	09/15/19	2,479
	El Paso Natural Gas	5.950	04/15/17	5,406
	El Paso Pipeline	6.500	04/01/20	10,010
	El Paso Pipeline	5.000	10/01/21	254
	Expedia	5.950	08/15/20	12
	Ford Holdings	9.375	03/01/20	60
	Ford Motor Credit	6.520	03/10/13	100
	Ford Motor Credit	7.000	08/15/12	20
	Ford Motor Credit	8.000	12/15/16	100
	Ford Motor Credit	7.500	08/01/12	880
	Ford Motor Credit	7.000	04/15/15	2,819
	Ford Motor Credit	3.875	01/15/15	3,675
	Ford Motor Credit	4.207	04/15/16	2,379
	Ford Motor Credit	3.984	06/15/16	1,450
	Ford Motor Credit	8.125	01/15/20	8,727
	Ford Motor Credit	8.700	10/01/14	1,300
	Ford Motor Credit	5.750	02/01/21	1,000
	International Lease Finance	6.750	09/01/16	670
	NuStar Logistics	4.800	09/01/20	931
	Pernod Ricard	4.450	01/15/22	1,352
	Pernod Ricard	5.750	04/07/21	1,861
	QVC Network	7.500	10/01/19	801
	Qwest Communications	7.125	04/01/18	650
	SLM	5.125	08/27/12	250
	SLM	3.631	01/27/14	500
	SLM	6.250	01/25/16	630
RBC Capital	Caisse Centrale	0.000	10/29/12	36,085
	Hannover Funding	0.000	10/05/12	1,679
Wells Fargo	Bank of New York	3.550	09/23/21	9,127
	Capital One	4.750	07/15/21	8,686
	Cardinal Health	4.625	12/15/20	316
	Florida Power	5.650	06/15/18	8,040
	IBM Corp	1.250	05/12/14	5,119
	IBM Corp	6.500	10/15/13	8,674
	Petro Energy	7.250	08/15/18	8,469

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Percentages are based on Net Assets of $3,968,269 ($ Thousands).

‡	Securities are FDIC guaranteed.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by major bank.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Tri-Party Repurchase Agreement.

(F)	Securities considered illiquid. The total value of such securities as of July 31, 2012 was $20,820 ($ Thousands) and represented 0.5% of Net Assets.

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

Ser — Series

As of July 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC-820.

As of July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	13

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 35.1%
U.S. Treasury Bills (A)
0.143%, 01/03/13	$930	$929
0.145%, 01/10/13	1,860	1,859
U.S. Treasury Notes
1.750%, 08/15/12 to 04/15/13	4,360	4,382
4.125%, 08/31/12	5,000	5,016
1.375%, 09/15/12 to 02/15/13	44,008	44,201
0.375%, 09/30/12 to 10/31/12	4,400	4,402
3.875%, 10/31/12	5,300	5,349
4.000%, 11/15/12	9,000	9,100
3.375%, 11/30/12	6,200	6,265
0.500%, 11/30/12	10,700	10,712
1.125%, 12/15/12	6,500	6,523
2.875%, 01/31/13	8,305	8,417
0.625%, 01/31/13	6,840	6,855
3.875%, 02/15/13	2,960	3,019
3.125%, 04/30/13	1,630	1,666
0.625%, 04/30/13	2,700	2,709

Total U.S. Treasury Obligations (Cost $121,404) ($ Thousands)		121,404

REPURCHASE AGREEMENTS (B) — 64.8%
Barclays Capital 0.170%, dated 05/21/12, to be repurchased on 08/20/12, repurchase price $4,001,719 (collateralized by various U.S. Treasury Notes, ranging in par value $3,200-$1,609,800, 0.125%-7.625%, 01/15/14-02/15/41, with total market value $4,080,044) (C)	4,000	4,000
Barclays Capital 0.170%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $50,000,236 (collateralized by U.S. Treasury Bonds, par value $51,002,100, 0.000%, 08/23/12, with total market value $51,000,060)	50,000	50,000
Citibank 0.160%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $25,000,111 (collateralized by U.S. Treasury Notes, par value $24,118,200, 2.000%, 02/15/22, with total market value $25,500,193)	25,000	25,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Credit Suisse 0.150%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $25,000,104 (collateralized by U.S. Treasury Notes, par value $25,520,000, 0.250%, 05/15/15, with total market value $25,501,449)	$25,000	$25,000
Goldman Sachs 0.100%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $25,000,069 (collateralized by U.S. Treasury Notes, par value $23,347,200, 0.125%, 04/15/16, with total market value $25,500,147)	25,000	25,000
JPMorgan Chase 0.170%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $25,000,118 (collateralized by U.S. Treasury Notes, par value $24,640,000, 1.375%, 02/28/19, with total market value $25,502,810)	25,000	25,000
RBC Capital 0.130%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $25,000,090 (collateralized by various U.S. Treasury Notes, ranging in par value $5,981,100-$19,193,600, 0.000%-2.125%, 09/20/12-05/31/15, with total market value $25,500,188)	25,000	25,000
UBS 0.170%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $44,805,212 (collateralized by various U.S. Treasury Notes, ranging in par value $14,312,800-$17,968,500, 1.250%-2.375%, 07/15/20-01/15/25, with total market value $45,701,152)	44,805	44,805

Total Repurchase Agreements (Cost $223,805) ($ Thousands)		223,805

Total Investments — 99.9% (Cost $345,209) ($ Thousands)		$345,209

Percentages are based on Net Assets of $345,669 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

(C)	Security considered illiquid. The total value of such securities as of July 31, 2012 was $4,000 ($ Thousands) and represented 1.2% of Net Assets.

As of July 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC-820.

As of July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 103.1%
U.S. Treasury Bills (A)
0.043%, 08/02/12	$248,598	$248,598
0.070%, 08/09/12	15,000	15,000
0.055%, 08/16/12	70,000	69,998
0.077%, 08/23/12 to 10/04/12	75,000	74,996
0.132%, 08/30/12	25,000	24,998
0.140%, 01/03/13 to 01/17/13	35,233	35,212
0.145%, 01/10/13	3,895	3,892
U.S. Treasury Notes
1.750%, 08/15/12 to 04/15/13	84,695	84,818
4.125%, 08/31/12	47,000	47,155
1.375%, 09/15/12 to 02/15/13	64,310	64,603
0.375%, 09/30/12 to 10/31/12	6,700	6,703
3.875%, 10/31/12	6,100	6,157
4.000%, 11/15/12	14,500	14,662
3.375%, 11/30/12	8,700	8,792
0.500%, 11/30/12	21,500	21,523
1.125%, 12/15/12	9,500	9,533
2.875%, 01/31/13	11,000	11,148
0.625%, 01/31/13	5,000	5,011
3.875%, 02/15/13	5,215	5,318
3.125%, 04/30/13	3,370	3,443

Total U.S. Treasury Obligations (Cost $761,560) ($ Thousands)		761,560

Total Investments — 103.1% (Cost $761,560) ($ Thousands)		$761,560

Percentages are based on Net Assets of $738,559 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

As of July 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC-820.

As of July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	15

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 41.4%

Banks — 10.1%
ANZ National International
2.375%, 12/21/12 (A)	$342	$344
Banco Santander Chile
2.875%, 11/13/12 (A)	130	130
Bank of America MTN
1.867%, 10/30/12 (B)	850	850
Bank of Montreal
2.125%, 06/28/13	504	512
1.300%, 10/31/14 (A)	830	845
Bank of Montreal MTN
0.917%, 10/29/12 (B)	500	501
Bank of New York Mellon
0.717%, 10/30/12 (B)	200	200
Bank of New York Mellon MTN
1.200%, 02/20/15	312	316
Bank of Nova Scotia
1.850%, 01/12/15	1,000	1,025
Bank of Tokyo-Mitsubishi
2.600%, 01/22/13 (A)	776	781
Barclays Bank PLC
1.496%, 10/13/12 (B)	390	389
BB&T
1.147%, 10/28/12 (B)	525	528
BB&T MTN
3.375%, 09/25/13	629	648
BNP Paribas MTN
2.125%, 12/21/12	546	549
BPCE
2.375%, 10/04/13 (A)	504	496
Canadian Imperial Bank of Commerce
1.450%, 09/13/13	703	711
0.900%, 09/19/14 (A)	550	555
Credit Suisse NY
1.415%, 10/16/12 (B)	660	661
Danske Bank MTN
1.505%, 04/14/14 (A) (B)	1,050	1,027
Deutsche Bank
2.375%, 01/11/13	315	317
Fifth Third Bank
0.576%, 05/17/13 (B)	270	269
HSBC Bank PLC
1.255%, 10/19/12 (A) (B)	923	925

Description	Face Amount ($ Thousands)	Value ($ Thousands)

ING Bank
2.650%, 01/14/13 (A)	$525	$528
2.000%, 10/18/13 (A)	629	629
National Australia Bank
1.569%, 08/07/12 (B)	755	755
Nordea Bank
1.750%, 10/04/13 (A)	629	631

Royal Bank of Canada MTN
0.755%, 10/19/12 (B)	1,000	1,002
Royal Bank of Scotland PLC
3.400%, 08/23/13	839	853
Societe Generale
2.200%, 09/14/13 (A)	525	526
Standard Chartered PLC
1.417%, 08/12/12 (A) (B)	1,000	999
State Street
0.818%, 09/07/12 (B)	715	717
Swedbank Hypotek
0.911%, 09/28/12 (A) (B)	700	699
Toronto-Dominion Bank
0.875%, 09/12/14 (A)	580	584
0.755%, 10/14/12 (B)	620	622
US Bank
0.735%, 10/16/12 (B)	300	299
Wells Fargo
1.500%, 07/01/15	500	505
1.381%, 06/26/15 (B)	670	672

		22,600

Consumer Products — 1.9%
Best Buy
6.750%, 07/15/13	420	437
DIRECTV Holdings LLC
3.500%, 03/01/16	232	247
Hasbro
6.125%, 05/15/14	500	540
Johnson Controls
0.876%, 02/04/14 (B)	860	863
Penske Truck Leasing LP
2.500%, 07/11/14 (A)	70	70
President and Fellows of Harvard College
3.700%, 04/01/13	556	569
Staples
9.750%, 01/15/14	530	590
Time Warner Cable
6.200%, 07/01/13	620	650
Viacom
1.250%, 02/27/15	247	249

		4,215

Energy — 1.2%
BP Capital Markets PLC
5.250%, 11/07/13	525	557
1.068%, 03/11/14 (B)	1,000	1,006

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Schlumberger Investment
1.018%, 09/12/14 (A) (B)	$575	$579
Schlumberger Norge
1.250%, 08/01/17 (A)	145	145
Valero Energy
4.750%, 06/15/13	420	434

		2,721

Financial Services — 9.9%
American Express Credit
1.318%, 09/24/12 (B)	750	755
American Express Credit MTN
1.568%, 09/12/12 (B)	615	625
American Honda Finance
1.850%, 09/19/14 (A)	1,300	1,328
0.916%, 08/08/12 (A) (B)	450	451
Caisse Centrale Desjardins du Quebec
1.700%, 09/16/13 (A)	660	668
Caterpillar Financial Services MTN
1.100%, 05/29/15	500	507
0.816%, 08/09/12 (B)	920	923
CDP Financial
3.000%, 11/25/14 (A)	440	463
Citigroup
5.125%, 05/05/14	419	440
1.391%, 04/01/14 (B)	1,250	1,238
Daimler Finance North America LLC
2.300%, 01/09/15 (A)	1,500	1,538
ERAC USA Finance LLC
2.750%, 07/01/13 (A)	531	538
2.250%, 01/10/14 (A)	135	136
Ford Motor Credit LLC
3.875%, 01/15/15	440	456
General Electric Capital
1.491%, 10/02/12 (B)	1,005	1,009
General Electric Capital MTN
2.625%, 12/28/12	300	303
1.336%, 05/09/16 (B)	500	495
Goldman Sachs Group
0.958%, 10/12/12 (B)	405	387
John Deere Capital
0.950%, 06/29/15	500	503
John Deere Capital MTN
1.875%, 06/17/13	210	213
0.605%, 10/15/12 (B)	328	329
Kimco Realty
6.000%, 11/30/12	734	744
National Rural Utilities Cooperative Finance
1.125%, 11/01/13	101	102
1.000%, 02/02/15	1,300	1,310
NCUA Guaranteed Notes
0.269%, 08/12/12 (B)	265	265

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nissan Motor Acceptance
3.250%, 01/30/13 (A)	$1,272	$1,284
PACCAR Financial MTN
0.718%, 09/08/12 (B)	305	306
Principal Life Global Funding II
1.080%, 10/09/12 (A) (B)	500	500
Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	250	267
Sun Life Financial Global Funding III
0.710%, 10/06/12 (A) (B)	655	649
Toyota Motor Credit
0.875%, 07/17/15	500	502
Toyota Motor Credit MTN
1.375%, 08/12/13	420	424
0.908%, 10/11/13 (B)	250	251
USAA Capital
3.500%, 07/17/14 (A)	250	262
Ventas Realty
3.125%, 11/30/15	519	541
Volkswagen International Finance
1.071%, 09/30/12 (A) (B)	1,250	1,251

		21,963

Food, Beverage & Tobacco — 4.1%
Anheuser-Busch InBev Worldwide
0.815%, 10/14/12 (B)	600	603
0.800%, 07/15/15	650	653
BAT International Finance PLC
1.400%, 06/05/15 (A)	845	850
Campbell Soup
0.743%, 08/01/14 (B)	640	641
Coca-Cola Enterprises
0.767%, 02/18/14 (B)	1,049	1,050
General Mills
5.250%, 08/15/13	776	814
Kraft Foods
1.625%, 06/04/15 (A)	625	636
1.333%, 10/10/12 (B)	1,500	1,508
PepsiCo
0.800%, 08/25/14	595	599
Philip Morris International
2.500%, 05/16/16	500	528
SABMiller Holdings
1.850%, 01/15/15 (A)	1,300	1,331

		9,213

Health Care — 2.4%
AmerisourceBergen
5.625%, 09/15/12	1,049	1,055
Aristotle Holding
2.750%, 11/21/14 (A)	1,000	1,031
Covidien International Finance
1.875%, 06/15/13	565	571

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	17

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GlaxoSmithKline Capital
4.850%, 05/15/13	$178	$184
Quest Diagnostics
1.318%, 03/24/14 (B)	735	741
Sanofi
0.771%, 03/28/14 (B)	1,000	1,005
Teva Pharmaceutical Finance III
0.968%, 09/21/12 (B)	720	723
Thermo Fisher Scientific
2.050%, 02/21/14	137	140

		5,450

Industrials — 1.2%
Boeing
1.875%, 11/20/12	152	153
Danaher
1.300%, 06/23/14	670	679
Eaton
0.798%, 09/16/12 (B)	430	431
Tyco Electronics Group
5.950%, 01/15/14	710	756
United Technologies
1.200%, 06/01/15	280	285
0.737%, 09/01/12 (B)	250	251

		2,555

Information Technology — 1.0%
eBay
0.875%, 10/15/13	290	292
Hewlett-Packard
0.867%, 08/30/12 (B)	1,000	993
Xerox
1.286%, 05/16/14 (B)	995	992

		2,277

Insurance — 3.2%
Allstate Life Global Funding Trust MTN
5.375%, 04/30/13	900	933
American International Group
4.250%, 09/15/14	650	679
Berkshire Hathaway Finance
0.788%, 01/10/14 (B)	1,029	1,033
MBIA Insurance
14.000%, 01/15/33 (A) (B)	210	100
Metropolitan Life Global Funding I
1.700%, 06/29/15 (A)	850	856
1.208%, 10/10/12 (A) (B)	420	421
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (A)	420	433
Monumental Global Funding III
0.655%, 10/16/12 (A) (B)	378	372
New York Life Global Funding
1.300%, 01/12/15 (A)	750	759
0.721%, 04/04/14 (A) (B)	500	501

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Prudential Financial MTN
5.100%, 09/20/14	$462	$500
2.750%, 01/14/13	525	530

		7,117

Investment Banker/Broker Dealer — 2.3%
Credit Agricole Home Loan
1.203%, 10/23/12 (A) (B)	400	393
Goldman Sachs Group
1.466%, 02/07/14 (B)	715	708
Goldman Sachs Group MTN
6.000%, 05/01/14	119	127
JPMorgan Chase
4.650%, 06/01/14	944	1,003
JPMorgan Chase MTN
1.252%, 10/24/12 (B)	839	843
Morgan Stanley
4.200%, 11/20/14	839	854
2.052%, 10/24/12 (B)	525	517
Morgan Stanley, Ser G MTN
0.760%, 10/09/12 (B)	252	244
UBS
1.875%, 01/23/15 (A)	425	430

		5,119

Materials — 0.4%
Anglo American Capital PLC
2.150%, 09/27/13 (A)	376	379
E.I. du Pont de Nemours
0.888%, 09/25/12 (B)	580	584

		963

Media — 0.3%
NBCUniversal Media LLC
2.100%, 04/01/14	734	748

Security & Commodity Brokers — 0.4%
MassMutual Global Funding II
0.835%, 10/14/12 (A) (B)	874	874

Sovereign — 0.1%
Republic of Austria MTN
2.000%, 11/15/12 (A)	234	235

Telephones & Telecommunication — 1.1%
British Telecommunications PLC
1.593%, 12/20/13 (B)	300	301
Cellco Partnership
5.550%, 02/01/14	660	706
Telefonica Emisiones
2.582%, 04/26/13	390	388
Verizon Communications
1.250%, 11/03/14	1,000	1,015

		2,410

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Utilities — 1.8%
Commonwealth Edison
1.625%, 01/15/14	$1,032	$1,048
Dominion Resources
1.800%, 03/15/14	620	630
DTE Energy
1.167%, 06/03/13 (B)	430	431
Duke Energy Carolinas LLC
5.750%, 11/15/13	200	213
Georgia Power
1.300%, 09/15/13	600	605
NextEra Energy Capital Holdings
1.611%, 06/01/14	270	272
Sempra Energy
1.228%, 03/15/14 (B)	800	800

		3,999

Total Corporate Obligations (Cost $92,037) ($ Thousands)		92,459

ASSET-BACKED SECURITIES — 34.8%

Automotive — 25.2%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	69	69
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	297	298
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/14	157	157
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	801	804
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	297	298
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/14	195	196
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/14	1,096	1,098
Ally Master Owner Trust, Ser 2010-1, Cl A
1.999%, 08/15/12 (A) (B)	944	951
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	753	762
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.119%, 08/15/12 (B)	642	646
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	750	759

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	$650	$656
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/17	480	480
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	327	331
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 08/08/12	422	423
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	1,111	1,120
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	334	343
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	135	135
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	440	443
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	469	470
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/15	215	216
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/15	585	582
ARI Fleet Lease Trust 2010-A, Ser 2012-A, Cl A
0.792%, 08/15/12 (A) (B)	148	148
Avis Budget Rental Car Funding, Ser 2009-1A, Cl A
9.310%, 10/20/13 (A)	753	762
Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	813	827
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	172	175
Avis Budget Rental Car Funding, Ser 2011-1A, Cl A
1.850%, 11/20/14 (A)	560	564
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (A)	342	345
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (A)	330	333

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	19

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (A)	$120	$120
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	83	83
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/16	250	251
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	207	207
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	230	231
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/15	1,020	1,024
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	137	140
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	171	171
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	655	667
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/15	415	417
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	573	574
CarMax Auto Owner Trust, Ser 2011-3, Cl A2
0.700%, 11/17/14	759	760
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	260	261
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.490%, 08/07/12 (A) (B)	335	338
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.990%, 08/07/12 (A) (B)	650	650
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/17 (A)	245	246
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.910%, 07/15/13 (A)	110	110
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (A)	955	957

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	$347	$348
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	1,419	1,422
Ford Credit Auto Lease Trust, Ser 2012-A, Cl A2
0.630%, 04/15/14	435	435
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	153	153
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	217	218
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/16	290	290
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.799%, 08/15/12 (B)	1,424	1,427
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.899%, 08/16/12 (A) (B)	1,593	1,602
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.499%, 12/15/14 (A) (B)	1,001	1,008
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.849%, 08/15/12 (B)	208	209
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.719%, 08/15/12 (B)	1,635	1,640
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.799%, 10/20/14 (A) (B)	1,353	1,358
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.817%, 08/20/12 (B)	1,195	1,196
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.734%, 08/31/12 (B)	985	985
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	288	289
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	965	968
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/15	428	428
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/17	390	390

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	$936	$950
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	835	854
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (A)	445	456
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	215	216
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3
0.700%, 04/21/14	212	212
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	42	42
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	445	447
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/16	150	151
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/16	355	355
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (A)	143	144
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (A)	670	674
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13 (A)	326	326
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A3
1.020%, 08/15/14 (A)	966	970
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	3	3
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	191	192
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	412	414
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	94	94
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/17/14	274	274

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/15	$1,140	$1,144
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A3
0.880%, 11/17/14	375	376
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	350	351
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/14 (A)	1,396	1,399
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/15 (A)	420	418
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	1,402	1,410
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/15	375	377
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	267	267
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/16	526	528
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.719%, 08/15/12 (B)	560	561
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A3
1.400%, 10/15/14 (A)	631	633
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	659	660
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	666	666
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	951	955
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
0.790%, 08/17/15	250	249
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	160	160
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 08/20/12	388	388
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/16	502	504

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	21

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	$50	$51
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/15	345	346
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	59	59
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/14	335	335
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	20	21
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	88	88
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	437	437
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/16	570	579
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/15	441	443

		56,143

Credit Card — 3.6%
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	425	426
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.768%, 10/15/15 (B)	273	273
Chase Issuance Trust, Ser 2005-A11, Cl A
0.319%, 08/15/12 (B)	100	100
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/17	620	624
Citibank Omni Master Trust, Ser 2009-A12, Cl A12
3.350%, 08/15/16 (A)	1,670	1,672
Discover Card Master Trust, Ser 2009-A2, Cl A
1.549%, 08/15/12 (B)	1,175	1,175
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.599%, 08/15/12 (B)	845	849
Discover Card Master Trust, Ser 2011-A2, Cl A2
0.459%, 08/15/12 (B)	268	268
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/17	661	666

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Discover Card Master Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/17	$250	$252
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.799%, 08/15/12 (B)	619	622
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/18	590	593
Golden Credit Card Trust, Ser 2012-3A, Cl A
0.697%, 08/15/12 (A) (B)	465	465

		7,985

Miscellaneous Business Services — 5.8%
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.316%, 10/24/12 (A) (B)	298	268
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.446%, 08/27/12 (B)	150	149
Babson CLO Ltd., Ser 2007-1A, Cl A1
0.680%, 10/18/12 (A) (B)	473	447
Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C
0.797%, 08/20/12 (A) (B)	23	23
CNH Equipment Trust, Ser 2009-B, Cl A4
5.170%, 10/15/14	247	249
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	400	401
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/15	1,350	1,353
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/17	275	276
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl A
1.049%, 12/15/15 (A) (B)	647	649
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	243	243
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/15 (A)	650	655
GE Equipment Small Ticket LLC, Ser 2011-1A, Cl A2
0.880%, 08/21/13 (A)	221	221
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/14 (A)	430	428
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/19	240	242
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/15	135	136

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

John Deere Owner Trust, Ser 2009-B, Cl A4
2.330%, 05/16/16	$405	$405
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	111	111
Katonah CLO, Ser 2005-7A, Cl B
0.887%, 08/15/12 (A) (B) (C)	504	403
Lambda Finance, Ser 2005-1A, Cl B3
0.837%, 09/08/12 (A) (B)	353	349
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.768%, 09/24/12 (A) (B)	420	358
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/15 (A)	225	224
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.446%, 08/27/12 (B)	25	24
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.696%, 08/28/12 (A) (B)	850	852
Prima Capital CDO, Ser 2006-CR1A, Cl A1
5.417%, 08/01/12 (A)	117	118
Securitized Asset Backed Receivables LLC, Ser 2005-FR4, Cl M1
0.726%, 08/25/12 (B)	85	84
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.247%, 08/01/12 (A) (B)	84	82
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.541%, 10/25/12 (B)	362	362
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.531%, 10/25/12 (B)	262	261
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.451%, 07/25/17 (B)	286	285
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.551%, 10/25/16 (B)	405	409
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.766%, 03/25/26 (B)	1,695	1,694
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.249%, 08/15/12 (A) (B)	187	187
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.099%, 08/15/12 (A) (B)	587	587
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.563%, 09/25/12 (B)	485	485

		13,020

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mortgage Related — 0.2%
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.397%, 08/20/12 (B)	$396	$373
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.846%, 08/25/12 (B)	35	29
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	128	61

		463

Total Asset-Backed Securities (Cost $77,865) ($ Thousands)		77,611

MORTGAGE-BACKED SECURITIES — 22.6%

Agency Mortgage-Backed Obligations — 10.7%
FHLMC
2.199%, 08/01/12 (B)	245	261
2.196%, 08/01/12 (B)	177	188
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	23	24
FHLMC REMIC, Ser 2004-2791, Cl UD
5.000%, 05/15/18	97	98
FHLMC REMIC, Ser 2007-3349, Cl HB
5.500%, 06/15/31	132	133
FHLMC TBA
4.000%, 08/15/41	3,800	4,063
FNMA
6.000%, 01/01/27	227	251
5.000%, 04/01/21 to 03/01/25	3,758	4,080
2.990%, 01/01/15	1,250	1,262
2.349%, 08/01/12 (B)	137	145
2.340%, 08/01/12 (B)	24	26
2.282%, 08/01/12 (B)	72	75
2.265%, 08/01/12 (B)	54	56
2.258%, 08/01/12 (B)	22	23
2.028%, 08/01/12 (B)	142	150
1.504%, 08/01/12 (B)	33	33
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	40	44
FNMA REMIC, Ser 1993-220, Cl FA
0.850%, 08/25/12 (B)	7	7
FNMA REMIC, Ser 2001-33, Cl FA
0.696%, 08/25/12 (B)	46	46
FNMA REMIC, Ser 2002-64, Cl FG
0.498%, 08/18/12 (B)	34	34
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/17	503	539
FNMA REMIC, Ser 2004-21, Cl QD
4.500%, 02/25/29	99	99
FNMA REMIC, Ser 2008-68, Cl VM
5.500%, 07/25/19	210	215

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	23

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA TBA
4.500%, 08/17/18	$1,500	$1,614
4.000%, 08/01/20	900	963
3.500%, 09/01/40	1,000	1,062
3.000%, 08/25/26	4,300	4,533
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.691%, 08/04/12 (B)	957	959
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	64	65
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.610%, 08/06/12 (B)	244	244
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.690%, 08/04/12 (B)	211	212
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.640%, 08/09/12 (B)	335	335
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.646%, 03/11/20 (B)	1,000	1,001
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.621%, 08/05/12 (B)	375	376
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.621%, 08/07/12 (B)	576	576

		23,792

Non-Agency Mortgage-Backed Obligations — 11.9%
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (A)	315	333
Arkle Master Issuer PLC, Ser 2010-2A, Cl 1A1
1.866%, 08/17/12 (A) (B)	876	882
Arkle Master Issuer PLC, Ser 2011-1A, Cl 2A
1.716%, 08/17/12 (A) (B)	400	403
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.759%, 08/25/12 (A) (B)	21	20
Banc of America Merrill Lynch Commercial Mortgage, Ser 2003-2, Cl A4
5.061%, 08/01/12 (B)	340	352
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
3.001%, 08/01/12 (B)	3	3
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.961%, 08/01/12 (B)	532	453

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.793%, 08/01/12 (B)	$63	$50
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.005%, 08/01/12 (B)	203	159
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.834%, 08/01/12 (B)	336	235
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.795%, 08/01/12 (B)	153	94
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	152	152
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl A2
5.613%, 06/11/50	250	256
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A2
5.330%, 01/12/45	21	21
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.869%, 08/01/12 (B)	104	104
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.960%, 08/01/12 (B)	280	189
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A)	173	178
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.349%, 08/15/12 (A) (B)	268	259
Commercial Mortgage Pass-Through Certificates, Ser 2011-STRT, Cl A
2.555%, 12/10/24 (A)	675	677
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.522%, 08/01/12 (B)	4	4
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.786%, 08/25/12 (B)	39	33
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.718%, 08/01/12 (B)	268	171
Credit Suisse First Boston Mortgage Securities, Ser 2003-C5, Cl A4
4.900%, 12/15/36 (B)	387	401
Credit Suisse First Boston Mortgage Securities, Ser 2003-CK2, Cl A4
4.801%, 03/15/36	617	623
Credit Suisse First Boston Mortgage Securities, Ser C4, Cl A4
5.137%, 08/15/36 (B)	415	427

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.796%, 08/01/12 (A) (B)	$479	$480
FDIC Trust, Ser 2012-C1, Cl A
0.841%, 05/25/35 (A) (B)	973	975
Fosse Master Issuer PLC, Ser 2011-1A, Cl A2
1.855%, 10/18/54 (A) (B)	569	574
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	375	376
GE Capital Commercial Mortgage, Ser 2003-C2, Cl A4
5.145%, 07/10/37	535	549
GE Capital Commercial Mortgage, Ser C1, Cl A4
4.819%, 01/10/38	298	302
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.640%, 08/01/12 (B)	550	571
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 08/01/12	58	59
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.073%, 08/01/12 (B)	288	213
Greenwich Capital Commercial Funding, Ser 2003-C1, Cl A4
4.111%, 07/05/35	481	488
Greenwich Capital Commercial Funding, Ser 2003-C2, Cl A4
4.915%, 01/05/36	190	197
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
1.103%, 08/06/12 (A) (B)	557	555
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.456%, 08/06/12 (A) (B)	734	725
GS Mortgage Securities II, Ser 2007-GG10, Cl A2
5.778%, 08/10/45 (B)	191	192
GS Mortgage Securities II, Ser 2011-GC3, Cl A1
2.331%, 03/10/44 (A)	756	775
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.073%, 08/01/12 (B)	372	276
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.705%, 08/01/12 (B)	473	379
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.103%, 05/25/47 (B)	361	228
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.006%, 08/25/12 (B)	92	73

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Impac CMB Trust, Ser 2005-2, Cl 1A1
0.766%, 08/03/12 (B)	$105	$86
Impac CMB Trust, Ser 2005-3, Cl A1
0.726%, 08/25/12 (B)	97	66
Impac CMB Trust, Ser 2005-5, Cl A1
0.886%, 08/25/12 (B)	79	59
Impac CMB Trust, Ser 2005-8, Cl 1A
0.506%, 08/25/12 (B)	252	182
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C1, Cl A3
4.719%, 01/15/38	330	343
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A3A2
4.903%, 10/15/42	1,200	1,199
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A1
1.875%, 02/15/46 (A)	794	802
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	447	452
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.721%, 08/01/12 (B)	217	170
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.860%, 08/01/12 (B)	290	196
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	28	28
LB-UBS Commercial Mortgage Trust, Ser 2002-C7, Cl A4
4.960%, 12/15/31	792	798
LB-UBS Commercial Mortgage Trust, Ser 2003-C3, Cl A4
4.166%, 05/15/32	110	112
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/32 (B)	175	180
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (B)	205	213
Merill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (B)	629	675
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.516%, 08/25/12 (B)	106	88
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.379%, 08/01/12 (B)	401	276
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/45	923	961

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	25

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Morgan Stanley Capital I, Ser 2006-HQ9, Cl A2
5.618%, 07/12/44	$24	$25
Morgan Stanley Capital I, Ser HQ3, Cl A4
4.800%, 01/13/41	345	357
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	13	13
MortgageIT Trust, Ser 2005-5, Cl A1
0.506%, 08/25/12 (B)	351	246
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	18	18
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.687%, 08/15/12 (A) (B)	128	99
Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.578%, 10/19/12 (A) (B)	307	230
Permanent Master Issuer PLC, Ser 2010-1A, Cl 1A
1.605%, 07/15/42 (A) (B)	403	404
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
4.094%, 08/01/12 (B)	304	214
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.517%, 08/20/12 (B)	42	35
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A2
5.339%, 08/10/12 (B)	47	47
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A4
4.964%, 11/15/35 (B)	440	461
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.472%, 08/01/12 (B)	392	300
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.616%, 08/01/12 (B)	218	197
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.634%, 08/01/12 (B)	4	4
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.615%, 08/01/12 (B)	1	1
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.626%, 08/01/12 (B)	333	235
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.806%, 09/25/36 (B)	262	203
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.558%, 02/15/44 (A)	1,310	1,340

Description	Face Amount ($ Thousands)	Value ($ Thousands)

WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (A)	$509	$520
WF-RBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/45	181	182

		26,483

Total Mortgage-Backed Securities (Cost $51,901) ($ Thousands)		50,275

MUNICIPAL BONDS — 3.3%

California — 0.2%
University of California, Build America Bonds, RB
1.988%, 12/14/12 (B)	375	379

Illinois — 0.6%
Illinois State, GO
4.071%, 01/01/14	625	646
Regional Transportation Authority, Ser A, RB
1.064%, 06/01/14	295	295
1.044%, 04/01/14	290	290

		1,231

Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities and Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/16	434	435

Michigan — 0.3%
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (B)	750	758

New Jersey — 0.7%
New Jersey State, Economic Development Authority, Build America Bonds, RB
1.468%, 09/15/12 (B)	420	420
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	1,085	1,141

		1,561

New York — 0.2%
City of New York, Ser J, GO
4.300%, 06/01/13	550	568

Texas — 0.7%
City of El Paso, GO
3.610%, 08/15/14	445	471

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Ser B, GO
0.285%, 08/02/12 (B)	$1,045	$1,045

		1,516

Virginia — 0.3%
Louisiana State, Industrial Development Authority, Ser A, RB
2.500%, 03/01/31 (B)	630	635

West Virginia — 0.1%
West Virginia, Economic Development Authority, Ser A, RB
2.000%, 01/01/41 (B)	175	175

Total Municipal Bonds (Cost $7,218) ($ Thousands)		7,258

U.S. GOVERNMENT AGENCY OBLIGATION — 0.6%
FNMA
0.550%, 08/23/13	1,420	1,420

Total U.S. Government Agency Obligation (Cost $1,420) ($ Thousands)		1,420

CERTIFICATES OF DEPOSIT — 0.6%
Bank of Nova Scotia
0.717%, 11/26/12 (B)	776	777
Intesa Sanpaolo
2.375%, 12/21/12	629	616

Total Certificates of Deposit (Cost $1,405) ($ Thousands)		1,393

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Notes
0.500%, 10/15/14	530	533

Total U.S. Treasury Obligation (Cost $532) ($ Thousands)		533

Total Investments — 103.5% (Cost $232,378) ($ Thousands)		$230,949

The open futures contracts held by the Fund at July 31, 2012, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(15)	Sep-2012	$(24)
U.S. 2-Year Treasury Note	5	Sep-2012	2
U.S. 5-Year Treasury Note	(13)	Oct-2012	(9)

			$(31)

For the period ended July 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $223,121 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2012. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of July 31, 2012 was $403 (Thousands) and represented 0.2% of Net Assets.

ABS — Asset-Backed Security

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

NY — New York

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the input used as of July 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$92,459	$—	$92,459
Asset-Backed Securities	—	77,208	403	77,611
Mortgage-Backed Securities	—	50,275	—	50,275
Municipal Bonds	—	7,258	—	7,258
U.S. Government Agency Obligation	—	1,420	—	1,420
Certificates of Deposit	—	1,393	—	1,393
U.S. Treasury Obligation	—	533	—	533

Total Investments in Securities	$—	$230,546	$403	$230,949

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(31)	$—	$—	$(31)

*	Future Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments

As of July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	27

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 56.0%

Agency Mortgage-Backed Obligations — 56.0%
FHLMC
4.500%, 07/01/23	$5	$5
2.502%, 08/01/12 (A)	46	46
2.443%, 08/01/12 (A)	98	100
2.385%, 08/01/12 (A)	14	15
2.379%, 03/01/19 (A)	17	17
2.375%, 01/01/18 to 09/01/20 (A)	29	29
2.350%, 08/01/12 (A)	11	11
2.340%, 08/01/12 (A)	13	13
2.334%, 08/01/12 (A)	1,689	1,798
2.329%, 08/01/12 (A)	54	54
2.310%, 08/01/12 (A)	36	38
2.302%, 08/01/12 (A)	4	4
2.260%, 08/01/12 (A)	22	22
2.257%, 08/01/12 (A)	78	81
2.250%, 07/01/18 to 11/01/20 (A)	14	14
2.234%, 08/01/12 (A)	92	94
2.125%, 08/01/12 to 11/01/18 (A)	50	52
2.124%, 08/01/12 (A)	31	33
2.000%, 07/01/18 (A)	14	14
1.875%, 08/01/12 to 06/01/18 (A)	10	10
1.625%, 08/01/12 to 01/01/17 (A)	19	19
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	628	754
FHLMC REMIC, Ser 2003-2587, Cl ET
3.700%, 07/15/17	22	22
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	2,415	2,497
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	4,000	4,169
FHLMC REMIC, Ser 2006-3148, Cl CF
0.649%, 08/15/12 (A)	1,186	1,189
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	11,317	12,322
FHLMC REMIC, Ser 3153, Cl FX
0.599%, 08/15/12 (A)	401	401
FNMA
7.000%, 06/01/37	47	54
6.500%, 05/01/26 to 09/01/36	1,027	1,170
6.442%, 08/01/12	3,590	3,714
6.000%, 02/01/23 to 09/01/24	11,498	12,708
5.500%, 06/01/16 to 12/01/25	3,404	3,734
5.300%, 07/01/19	1,224	1,381
5.140%, 08/01/12	3,177	3,490
5.090%, 08/01/12	4,047	4,442
5.000%, 03/01/19 to 04/01/41	6,829	7,476
4.974%, 12/01/13	1,330	1,384

Description	Face Amount ($ Thousands)	Value ($ Thousands)

4.904%, 02/01/13	$39	$39
4.835%, 11/01/12	969	969
4.830%, 08/01/12	2,129	2,128
4.771%, 08/01/12	6,869	7,537
4.766%, 04/01/13	103	103
4.500%, 04/01/26 to 10/01/31	9,802	10,660
4.100%, 07/01/13	900	915
4.000%, 05/01/26 to 08/01/26	7,493	8,022
3.580%, 10/01/16	2,384	2,578
2.990%, 10/01/17	3,404	3,657
2.630%, 09/01/17	22,526	23,889
2.349%, 08/01/12 (A)	655	689
2.332%, 08/01/12 (A)	459	491
2.241%, 08/01/12 (A)	396	403
2.195%, 08/01/12 (A)	79	84
2.151%, 08/01/12 (A)	85	89
2.057%, 08/01/12 (A)	120	122
2.028%, 08/01/12 (A)	542	571
FNMA REMIC, Ser 1992-61, Cl FA
0.900%, 08/25/12 (A)	110	111
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	45	49
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	22	26
FNMA REMIC, Ser 1994-77, Cl FB
1.750%, 08/25/12 (A)	9	10
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	85	91
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	452	476
FNMA REMIC, Ser 2002-53, Cl FK
0.646%, 08/25/12 (A)	183	183
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	435	457
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	503	505
FNMA REMIC, Ser 2006-76, Cl QF
0.646%, 08/25/12 (A)	2,037	2,047
FNMA REMIC, Ser 2006-79, Cl DF
0.596%, 08/25/12 (A)	1,727	1,730
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	2,929	3,244
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	8,500	9,148
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	9,081	10,060
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	14,715
FNMA TBA
5.000%, 08/15/40	9,600	10,461
4.000%, 08/01/20 to 08/13/39	102,300	109,440
3.500%, 08/01/40 to 08/01/40	23,300	24,737
3.000%, 08/25/26	24,700	26,039
GNMA
6.500%, 04/15/17 to 02/20/39	1,291	1,485
6.000%, 06/15/16 to 09/15/19	312	346

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.500%, 10/15/34 to 02/15/41	$16,395	$18,334
5.000%, 09/15/39 to 04/15/41	8,102	8,993
4.500%, 04/15/41	2,243	2,471
4.000%, 07/15/41 to 03/15/42	10,376	11,416
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.001%, 08/16/12 (A)	158	33
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	668	677

Total Mortgage-Backed Securities (Cost $374,527) ($ Thousands)		383,606

U.S. TREASURY OBLIGATIONS — 18.4%
U.S. Treasury Notes
3.875%, 02/15/13	22,500	22,948
2.625%, 11/15/20	15,136	16,828
1.750%, 01/31/14	84,500	86,444

Total U.S. Treasury Obligations (Cost $123,431) ($ Thousands)		126,220

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.0%
FHLB
3.250%, 09/12/14	9,915	10,523
2.750%, 03/13/15	4,440	4,711
FHLMC
2.500%, 04/23/14	50,024	51,960
FNMA
2.750%, 03/13/14	35,520	36,936
0.750%, 02/26/13	12,580	12,617

Total U.S. Government Agency Obligations (Cost $114,110) ($ Thousands)		116,747

REPURCHASE AGREEMENTS (B) — 32.7%
BNP Paribas 0.180%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $112,700,564 (collateralized by various GNMA obligations, ranging in par value $17,617,051-$100,000,000, 4.000%-4.500%, 08/15/39-06/20/42, with total market value $114,954,000)	112,700	112,700
JPMorgan Chase 0.190%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $111,300,587 (collateralized by various FNMA obligations, ranging in par value $765,000-$2,822,410, 2.500%-6.000%, 12/01/25-07/01/42, with total market value $113,530,614)	111,300	111,300

Total Repurchase Agreements (Cost $224,000) ($ Thousands)		224,000

Total Investments — 124.1% (Cost $836,068) ($ Thousands)		$850,573

The open futures contracts held by the Fund at July 31, 2012, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	269	Sep-2012	$155
U.S. 2-Year Treasury Note	211	Sep-2012	69
U.S. 5-Year Treasury Note	(391)	Oct-2012	(325)

			$(101)

For the period ended July 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $685,178 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2012. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$383,606	$—	$383,606
Repurchase Agreements	—	224,000	—	224,000
U.S. Government Agency Obligations	—	116,747	—	116,747
U.S. Treasury Obligations	—	126,220	—	126,220

Total Investments in Securities	$—	$850,573	$—	$850,573

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(101)	$—	$—	$(101)

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instruments.

As of July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	29

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 86.7%

Agency Mortgage-Backed Obligations — 86.7%
FHLMC
6.500%, 01/01/18 to 12/01/32	$187	$214
6.000%, 09/01/24	579	639
5.500%, 06/01/19 to 12/01/20	338	370
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	7	7
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	86	88
FHLMC REMIC, Ser 2003-2587, Cl ET
3.700%, 07/15/17	13	13
FHLMC REMIC, Ser 2003-2622, Cl PE
4.500%, 05/15/18	2,071	2,202
FHLMC REMIC, Ser 2004-2748, Cl LE
4.500%, 12/15/17	253	257
FHLMC REMIC, Ser 2004-2802, Cl PF
0.640%, 08/15/12 (A)	460	461
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	1,300	1,355
FHLMC TBA
4.000%, 08/15/41	1,500	1,604
FNMA
6.500%, 03/01/33 to 10/01/34	127	146
6.450%, 10/01/18	465	533
6.000%, 02/01/23	359	395
5.680%, 06/01/17	519	588
5.500%, 03/01/14 to 12/01/25	1,983	2,186
5.000%, 02/01/13 to 04/01/41	2,487	2,699
4.997%, 08/01/15	365	404
4.904%, 02/01/13	102	102
4.771%, 08/01/12	1,202	1,319
4.500%, 04/01/26 to 10/01/31	846	920
4.360%, 12/01/15	968	1,034
4.000%, 05/01/26 to 08/01/26	583	625
3.790%, 07/01/13	975	990
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	120	128
FNMA REMIC, Ser 2003-48, Cl GH
5.500%, 06/25/33	1,800	2,100
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	126	126
FNMA REMIC, Ser 2006-79, Cl DF
0.596%, 08/25/12 (A)	305	305
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	509	564

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	$984	$1,059
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	929	1,029
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,544
FNMA TBA
4.000%, 08/01/20	6,400	6,845
3.000%, 08/25/26	9,900	10,437
GNMA
8.750%, 07/20/17	7	7
8.500%, 11/20/16 to 08/20/17	23	24
7.500%, 11/15/25 to 03/15/27	26	32
6.000%, 09/15/24	535	605
5.500%, 06/15/38 to 01/15/39	3,154	3,527
5.000%, 05/15/40 to 06/15/40	75	84
4.500%, 06/15/41	300	331
4.000%, 07/15/41 to 01/15/42	932	1,025
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	162	164

Total Mortgage-Backed Securities (Cost $49,643) ($ Thousands)		51,087

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.6%
FHLB
2.750%, 03/13/15	1,500	1,591
FHLMC
5.250%, 04/18/16	5,000	5,860

Total U.S. Government Agency Obligations (Cost $7,376) ($ Thousands)		7,451

U.S. TREASURY OBLIGATION — 1.1%
U.S. Treasury Notes (B)
2.250%, 05/31/14	600	622

Total U.S. Treasury Obligation (Cost $598) ($ Thousands)		622

ASSET-BACKED SECURITY — 0.6%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	335	364

Total Asset-Backed Security (Cost $336) ($ Thousands)		364

REPURCHASE AGREEMENTS (C) — 30.5%
BNP Paribas 0.180%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $8,400,042 (collateralized by GNMA, par value $7,925,248, 3.500%, 04/20/42, with total market value $8,568,001)	8,400	8,400

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs 0.180%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $9,600,048 (collateralized by various GNMA obligations, ranging in par value $1,131,392-$7,848,042, 0.000%-4.500%, 07/20/41-04/20/61, with total market value $9,792,000)	$9,600	$9,600

Total Repurchase Agreements (Cost $18,000) ($ Thousands)		18,000

Total Investments — 131.5% (Cost $75,953) ($ Thousands)		$77,524

The open futures contracts held by the Fund at July 31, 2012, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	29	Sept-2012	$30
U.S. 5-Year Treasury Note	174	Oct-2012	178

			$208

For the period ended July 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $58,960 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2012. The date reported is the final maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open future contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$51,087	$—	$51,087
Repurchase Agreements	—	18,000	—	18,000
U.S. Government Agency Obligations	—	7,451	—	7,451
Asset-Backed Security	—	364	—	364
U.S. Treasury Obligation	—	622	—	622

Total Investments in Securities	$—	$77,524	$—	$77,524

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$208	$—	$—	$208

*	Futures contracts are valued at the unrealized appreciation on the instruments.

As of July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	31

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 98.1%

Agency Mortgage-Backed Obligations — 98.1%
FHLMC
4.500%, 05/01/42 to 08/01/42	$7,197	$8,011
FHLMC REMIC, Ser 2006-3175, Cl SA, IO
6.901%, 08/15/12 (A)	380	57
FHLMC REMIC, Ser 2006-3179, Cl SP, IO
6.371%, 08/15/12 (A)	836	111
FHLMC REMIC, Ser 2007-3279, Cl SD, IO
6.181%, 08/15/12 (A)	3,010	434
FHLMC REMIC, Ser 2007-3309, Cl SC, IO
6.201%, 08/15/12 (A)	2,931	424
FHLMC REMIC, Ser 2010-3631, Cl PS, IO
6.201%, 08/15/12 (A)	13,237	1,905
FNMA
8.000%, 09/01/14 to 09/01/28	66	74
7.000%, 08/01/29 to 09/01/32	271	318
6.500%, 09/01/32	121	139
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	24	27
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	46	52
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	897	966
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.164%, 08/25/12 (A)	7,070	1,067
GNMA
12.500%, 06/15/14	0	0
12.000%, 04/15/14	0	0
10.000%, 05/15/16 to 09/15/19	15	15
9.500%, 08/15/17 to 11/15/20	31	33
9.000%, 12/15/17 to 05/15/22	96	100
8.500%, 10/15/16 to 06/15/17	31	31
8.000%, 04/15/17 to 03/15/32	516	586
7.750%, 10/15/26	41	49
7.500%, 02/15/27 to 10/15/35	307	371
7.250%, 01/15/28	83	99
7.000%, 04/15/19 to 06/20/38	4,622	5,511
6.750%, 11/15/27	45	54
6.500%, 02/15/13 to 05/15/40	5,069	5,878

Description	Face Amount ($ Thousands)/ Contracts	Value ($ Thousands)

6.000%, 07/15/24 to 03/15/41	$15,030	$16,968
5.500%, 01/15/33 to 07/15/41	20,913	23,464
5.000%, 04/15/33 to 04/15/41 (B)	38,160	42,428
4.500%, 08/15/33 to 12/15/41	10,166	11,251
4.000%, 08/20/39 to 05/20/42	40,060	43,933
3.875%, 05/15/42	2,692	2,926
3.500%, 03/20/41	1,106	1,203
3.000%, 03/15/42	2,990	3,160
2.500%, 05/20/27	2,558	2,724
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	664	771
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	3,101	199
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.001%, 08/16/12 (A)	3,848	806
GNMA REMIC, Ser 2009-104, Cl XV
5.000%, 05/20/26	2,700	3,059
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	2,323	2,655
GNMA TBA
5.000%, 08/20/38	14,000	15,492
4.500%, 08/15/39 to 08/15/39	33,800	37,421
3.500%, 08/15/42	38,200	41,447
3.000%, 08/15/42	2,600	2,743

Total Mortgage-Backed Securities (Cost $268,744) ($ Thousands)		278,962

PURCHASED OPTION — 0.0%
Euro Dollar 1 Year Curve Put Option, Expires 09/17/12, Strike Price $ 98.75	487	3

Total Purchased Option (Cost $70) ($ Thousands)		3

REPURCHASE AGREEMENTS (C) — 35.7%
BNP Paribas 0.180%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $36,200,181 (collateralized by various GNMA obligations, ranging in par value $12,030,057-$24,909,356, 4.500%, 10/15/41, with total market value $36,924,001)	36,200	36,200
JPMorgan Chase 0.190%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $35,000,185 (collateralized by various FNMA obligations, ranging in par value $530,349-$1,569,776, 3.000%-7.500%, 07/01/19-07/01/52, with total market value $35,702,039)	35,000	35,000

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS 0.190%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $30,300,160 (collateralized by GNMA, par value $28,574,595, 4.000%, 03/20/42, with total market value $30,906,001)	$30,300	$30,300

Total Repurchase Agreements (Cost $101,500) ($ Thousands)		101,500

Total Investments — 133.8% (Cost $370,314) ($ Thousands)		$380,465

The open futures contracts held by the Fund at July 31, 2012, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	(6)	Sep-2012	$3

For the period ended July 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $284,364 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2012. The date reported is the final maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open future contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the input used as of July 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$278,962	$—	$278,962
Repurchase Agreements	—	101,500	—	101,500
Purchased Option	3	—	—	3

Total Investments in Securities	$3	$380,462	$—	$380,465

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$3	$—	$—	$3

*	Future contracts are valued at the unrealized appreciation on the instruments.

As of July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	33

Statements of Assets and Liabilites ($ Thousands)

July 31, 2012 (Unaudited)

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund
ASSETS:
Investments, at value†	$208,984		$610,018		$1,442,335		$2,936,644
Repurchase agreements†	88,385		664,156		—		1,021,647
Cash	1		1		1		1
Receivable for investment securities sold	—		—		—		—
Interest receivable	70		1,429		1,519		940
Receivable for fund shares sold	—		—		—		10,052
Receivable for variation margin	—		—		—		—
Prepaid expenses	10		41		46		140
Total Assets	297,450		1,275,645		1,443,901		3,969,424
LIABILITIES:
Payable for investment securities purchased	—		—		—		—
Administration fees payable	32		108		58		474
Shareholder servicing fees payable	15		6		—		11
Investment advisory fees payable	9		40		39		121
Income distribution payable	6		11		9		163
Chief Compliance Officer fees payable	1		3		3		12
Payable to custodian	—		—		—		—
Payable for fund shares redeemed	—		—		—		—
Payable for variation margin	—		—		—		—
Accrued expense payable	22		85		93		374
Total Liabilities	85		253		202		1,155
Net Assets	$297,365		$1,275,392		$1,443,699		$3,968,269
†Cost of investments and repurchase agreements	$297,369		$1,274,174		$1,442,335		$3,958,291
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$297,359		$1,275,477		$1,443,678		$3,968,328
Distributions in excess of net investment income	—		—		—		—
Accumulated net realized gain (loss) on investments	6		(85)		21		(59)
Net unrealized appreciation (depreciation) on investments	—		—		—		—
Net unrealized appreciation (depreciation) on futures contracts	—		—		—		—
Net Assets	$297,365		$1,275,392		$1,443,699		$3,968,269
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$1.00		$1.00
	($205,157,188 ÷ 205,187,275 shares	)	($1,081,136,101 ÷ 1,081,193,031 shares	)	($1,282,158,225 ÷ 1,282,207,610 shares	)	($3,778,935,996 ÷ 3,778,990,418 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00		$1.00		$1.00		$1.00
	($40,493,732 ÷ 40,501,070 shares	)	($149,618,443 ÷ 149,648,332 shares	)	($156,679,530 ÷ 156,709,659 shares	)	($122,455,318 ÷ 122,459,185 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00		$1.00		$1.00		$1.00
	($28,369,475 ÷ 28,381,970 shares	)	($14,434,549 ÷ 14,436,130 shares	)	($4,861,034 ÷ 4,860,175 shares	)	($40,482,467 ÷ 40,482,912 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class H	N/A		N/A		N/A		$1.00
							($23,017,938 ÷ 23,019,315 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00		$1.00		N/A		$1.00
	($23,344,145 ÷ 23,316,032 shares	)	($30,203,401 ÷ 30,205,578 shares	)			($3,377,509 ÷ 3,377,059 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class B, C, H and Sweep Shares currently not offered.

The accompanying notes are an integral part of the financial statements.

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Treasury Fund		Treasury II Fund		Ultra Short Duration Bond Fund	Short-Duration Government Fund	Intermediate- Duration Government Fund	GNMA Fund

$121,404		$761,560		$230,949	$ 626,573	$59,524	$278,965
223,805		—		—	224,000	18,000	101,500
1		1		5,198	1,088	88	—
—		—		—	208,258	7,041	10,967
515		2,059		576	2,118	211	737
—		—		362	2,224	56	1,321
—		—		—	42	18	—
15		25		7	24	2	8
345,740		763,645		237,092	1,064,327	84,940	393,498

—		24,998		13,586	378,327	25,847	107,599
17		—		45	201	10	60
4		—		—	26	—	68
15		31		5	49	5	25
2		5		51	78	9	53
1		2		1	2	—	1
—		—		—	—	—	570
—		—		256	364	101	729
—		—		4	31	—	4
32		50		23	71	8	25
71		25,086		13,971	379,149	25,980	109,134
$345,669		$738,559		$223,121	$ 685,178	$58,960	$284,364
$345,209		$761,560		$232,378	$ 836,068	$75,953	$370,314

$345,697		$738,548		$249,140	$ 666,924	$58,598	$269,022
—		—		(250)	(1,294)	(253)	(961)
(28)		11		(24,309)	5,144	(1,164)	6,149
—		—		(1,429)	14,505	1,571	10,151
—		—		(31)	(101)	208	3
$345,669		$738,559		$223,121	$ 685,178	$58,960	$284,364
$1.00		$1.00		$9.32	$10.77	$12.00	$11.04
($80,190,064 ÷ 80,229,181 shares	)	($465,829,131 ÷ 465,980,674 shares	)	($223,120,824 ÷ 23,929,102 shares )	($685,177,529 ÷ 63,594,728 shares )	($58,960,348 ÷ 4,913,653 shares )	($284,364,075 ÷ 25,747,950 shares	)
$1.00		$1.00		N/A	N/A	N/A	N/A
($91,164,042 ÷ 91,189,095 shares	)	($268,575,633 ÷ 268,558,326 shares	)
$1.00		$1.00		N/A	N/A	N/A	N/A
($7,588,981 ÷ 7,589,042 shares	)	($4,154,293 ÷ 4,156,853 shares	)
N/A		N/A		N/A	N/A	N/A	N/A

$1.00		N/A		N/A	N/A	N/A	N/A
($166,725,570 ÷ 166,733,798 shares	)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	35

Statements of Operations ($ Thousands)

For the six months ended July 31, 2012 (Unaudited)

	Money Market Fund	Government Fund	Government II Fund	Prime Obligation Fund
Investment Income:
Interest Income	$418	$1,095	$766	$5,752
Expenses:
Administration Fees	496	1,572	1,221	3,870
Shareholder Servicing Fees — Class A Shares	248	1,427	1,402	4,825
Shareholder Servicing Fees — Sweep Class Shares	27	39	—	11
Distribution Fees — Sweep Class Shares	54	79	—	5
Administrative and Shareholder Servicing Fees — Class B Shares	73	193	232	213
Administrative and Shareholder Servicing Fees — Class C Shares	80	20	22	112
Administrative and Shareholder Servicing Fees — Class H Shares	—	—	—	52
Investment Advisory Fees	105	459	450	1,426
Trustees’ Fees	2	9	9	32
Chief Compliance Officer Fees	1	3	3	12
Registration Fees	9	30	37	103
Custodian/Wire Agent Fees	14	62	63	225
Pricing Fees	1	2	3	7
Other Expenses	14	64	68	223
Total Expenses	1,124	3,959	3,510	11,116
Less, Waiver of:
Investment Advisory Fees	(53)	(229)	(225)	(713)
Administration Fees	(319)	(1,009)	(927)	(1,112)
Shareholder Servicing Fees — Class A Shares	(248)	(1,427)	(1,402)	(4,825)
Administrative & Shareholder Servicing Fees — Class B Shares	(51)	(193)	(232)	(162)
Administrative & Shareholder Servicing Fees — Class C Shares	(66)	(20)	(22)	(95)
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	(43)
Shareholder Servicing & Distribution Fees — Sweep Class Shares	(71)	(117)	—	(14)
Net Expenses	316	964	702	4,152
Net Investment Income	102	131	64	1,600
Net Realized and Unrealized Gain (Loss) on/from:
Investments	1	—	3	7
Futures Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	—	—	—	—
Futures Contracts	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$103	$131	$67	$1,607

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Treasury Fund	Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	Intermediate- Duration Government Fund	GNMA Fund

$275	$328	$1,660	$4,061	$514	$2,069

488	949	428	1,224	108	418
192	554	306	856	77	327
187	—	—	—	—	—
379	—	—	—	—	—
144	514	—	—	—	—
18	13	—	—	—	—
—	—	—	—	—	—
142	277	102	299	28	117
3	6	2	5	—	2
1	2	1	2	—	1
12	15	7	19	2	6
20	38	4	37	1	12
1	1	20	56	7	20
22	37	22	37	5	13
1,609	2,406	892	2,535	228	916

(71)	(138)	(31)	(25)	—	—
(364)	(898)	(87)	—	—	(88)
(192)	(554)	(306)	(856)	(63)	—
(144)	(514)	—	—	—	—
(18)	(13)	—	—	—	—
—	—	—	—	—	—
(566)	—	—	—	—	—
254	289	468	1,654	165	828
21	39	1,192	2,407	349	1,241

—	1	(153)	6,405	483	3,437
—	—	(168)	(986)	357	(5)

—	—	2,109	(883)	(143)	883
—	—	110	157	(186)	(75)
$21	$40	$3,090	$7,100	$860	$5,481

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	37

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2012 (Unaudited) and the year ended January 31, 2012

	Money Market Fund		Government Fund
	2/1/12-7/31/12	2/1/11-1/31/12	2/1/12-7/31/12	2/1/11-1/31/12
Operations:
Net Investment Income	$102	$148	$131	$505
Net Realized Gain on Investments	1	5	—	4
Net Increase in Net Assets Resulting from Operations	103	153	131	509
Dividends to Shareholders:
Net Investment Income
Class A	(97)	(134)	(114)	(302)
Class B	(2)	(5)	(13)	(175)
Class C	(2)	(5)	(1)	(17)
Class H	—	—	—	—
Sweep Class	(1)	(3)	(3)	(11)
Total Dividends	(102)	(147)	(131)	(505)
Capital Share Transactions (All at $1.00 per share)
Class A:
Proceeds from Shares Issued	869,126	1,640,331	4,139,206	5,212,895
Reinvestment of Dividends & Distributions	63	92	54	108
Cost of Shares Redeemed	(810,492)	(1,708,746)	(4,112,675)	(4,791,600)
Net Increase (Decrease) from Class A Transactions	58,697	(68,323)	26,585	421,403
Class B:
Proceeds from Shares Issued	94,569	312,140	389,548	1,657,852
Reinvestment of Dividends & Distributions	1	2	7	148
Cost of Shares Redeemed	(127,112)	(278,460)	(360,601)	(1,871,535)
Net Increase (Decrease) from Class B Transactions	(32,542)	33,682	28,954	(213,535)
Class C:
Proceeds from Shares Issued	111,376	252,507	68,622	331,272
Reinvestment of Dividends & Distributions	—	—	—	—
Cost of Shares Redeemed	(116,116)	(272,274)	(62,224)	(378,665)
Net Increase (Decrease) from Class C Transactions	(4,740)	(19,767)	6,398	(47,393)
Class H:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Increase (Decrease) from Class H Transactions	N/A	N/A	N/A	N/A
Sweep Class:
Proceeds from Shares Issued	121,334	275,038	141,496	281,300
Reinvestment of Dividends & Distributions	—	—	3	8
Cost of Shares Redeemed	(120,691)	(278,940)	(138,529)	(279,235)
Net Increase (Decrease) from Sweep Class Transactions	643	(3,902)	2,970	2,073
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	22,058	(58,310)	64,907	162,548
Net Increase (Decrease) in Net Assets	22,059	(58,304)	64,907	162,552
Net Assets:
Beginning of Period	275,306	333,610	1,210,485	1,047,933
End of Period	$297,365	$275,306	$1,275,392	$1,210,485
Undistributed Net Investment Income	$—	$—	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class H and Sweep Class currently not offered.

The accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
2/1/12-7/31/12	2/1/11-1/31/12	2/1/12-7/31/12	2/1/11-1/31/12	2/1/12-7/31/12	2/1/11-1/31/12	2/1/12-7/31/12	2/1/11-1/31/12

$64	$147	$1,600	$1,466	$21	$51	$39	$56
3	25	7	36	—	20	1	11
67	172	1,607	1,502	21	71	40	67

(56)	(130)	(1,590)	(1,444)	(8)	(18)	(22)	(34)
(8)	(16)	(7)	(14)	(5)	(17)	(17)	(21)
—	(1)	(2)	(5)	—	(2)	—	(1)
—	—	(1)	(2)	—	—	—	—
—	—	—	(1)	(8)	(14)	—	—
(64)	(147)	(1,600)	(1,466)	(21)	(51)	(39)	(56)

1,567,351	3,976,972	11,375,508	23,221,923	5,847,947	17,103,687	762,454	1,431,958
6	14	370	328	4	8	8	14
(1,593,219)	(3,902,559)	(11,704,433)	(22,258,952)	(5,967,280)	(17,079,921)	(768,985)	(1,247,451)
(25,862)	74,427	(328,555)	963,299	(119,329)	23,774	(6,523)	184,521

503,660	1,058,494	523,813	1,022,254	273,848	1,051,080	450,009	841,043
6	9	3	6	4	9	3	5
(513,467)	(1,011,890)	(537,339)	(1,021,603)	(296,713)	(1,115,844)	(576,536)	(623,989)
(9,801)	46,613	(13,523)	657	(22,861)	(64,755)	(126,524)	217,059

58,893	88,863	183,055	359,071	51,041	112,983	25,343	54,715
—	—	—	1	—	—	—	—
(59,441)	(92,914)	(184,624)	(373,058)	(50,436)	(116,962)	(27,113)	(54,974)
(548)	(4,051)	(1,569)	(13,986)	605	(3,979)	(1,770)	(259)

N/A	N/A	19,295	43,261	N/A	N/A	N/A	N/A
N/A	N/A	1	3	N/A	N/A	N/A	N/A
N/A	N/A	(21,924)	(42,023)	N/A	N/A	N/A	N/A
N/A	N/A	(2,628)	1,241	N/A	N/A	N/A	N/A

N/A	N/A	15,537	41,089	192,612	433,766	N/A	N/A
N/A	N/A	—	—	—	—	N/A	N/A
N/A	N/A	(16,330)	(41,630)	(163,223)	(425,941)	N/A	N/A
N/A	N/A	(793)	(541)	29,389	7,825	N/A	N/A
(36,211)	116,989	(347,068)	950,670	(112,196)	(37,135)	(134,817)	401,321
(36,208)	117,014	(347,061)	950,706	(112,196)	(37,115)	(134,816)	401,332

1,479,907	1,362,893	4,315,330	3,364,624	457,865	494,980	873,375	472,043
$1,443,699	$1,479,907	$3,968,269	$4,315,330	$345,669	$457,865	$738,559	$873,375
$—	$—	$—	$—	$—	$—	$—	$—

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	39

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2012 (Unaudited) and the year ended January 31, 2012

	Ultra Short Duration Bond Fund
	2/1/12-7/31/12	2/1/11-1/31/12
Operations:
Net Investment Income	$1,192	$2,798
Net Realized Gain (Loss) on Investments and Futures Contracts	(321)	(3,120)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	2,219	2,131
Net Increase in Net Assets Resulting from Operations	3,090	1,809
Dividends and Distributions to Shareholders:
Net Investment Income	(1,455)	(3,373)
Net Capital Gains	—	—
Total Dividends and Distributions	(1,455)	(3,373)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	62,627	219,836
Reinvestment of Dividends & Distributions	1,182	2,936
Cost of Shares Redeemed	(97,325)	(431,818)
Net Increase (Decrease) from Class A Transactions	(33,516)	(209,046)
Net Increase (Decrease) in Net Assets	(31,881)	(210,610)
Net Assets:
Beginning of Period	255,002	465,612
End of Period	$223,121	$255,002
Undistributed (Distributions in Excess of) Net Investment Income	$(250)	$13
Capital Share Transactions:
Class A:
Shares Issued	6,739	23,655
Reinvestment of Distributions	127	316
Shares Redeemed	(10,468)	(46,331)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,602)	(22,360)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Short-Duration Government Fund		Intermediate-Duration Government Fund		GNMA Fund
2/1/12-7/31/12	2/1/11-1/31/12	2/1/12-7/31/12	2/1/11-1/31/12	2/1/12-7/31/12	2/1/11-1/31/12

$2,407	$5,928	$349	$1,019	$1,241	$522
5,419	5,933	840	966	3,432	15,681
(726)	4,558	(329)	1,453	808	1,597
7,100	16,419	860	3,438	5,481	17,800

(3,711)	(8,015)	(603)	(1,242)	(2,193)	(2,741)
—	(993)	—	(1)	—	(8,838)
(3,711)	(9,008)	(603)	(1,243)	(2,193)	(11,579)

255,392	528,070	28,999	92,282	89,931	157,770
3,173	7,755	535	1,098	1,853	9,102
(315,902)	(671,423)	(42,289)	(212,061)	(53,724)	(264,492)
(57,337)	(135,598)	(12,755)	(118,681)	38,060	(97,620)
(53,948)	(128,187)	(12,498)	(116,486)	41,348	(91,399)

739,126	867,313	71,458	187,944	243,016	334,415
$685,178	$739,126	$58,960	$71,458	$284,364	$243,016
$(1,294)	$10	$(253)	$1	$(961)	$(9)

23,798	49,442	2,436	7,879	8,212	14,347
296	726	45	95	169	837
(29,433)	(63,098)	(3,565)	(18,583)	(4,906)	(24,507)
(5,339)	(12,930)	(1,084)	(10,609)	3,475	(9,323)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	41

Financial Highlights

For the six months ended July 31, 2012 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
Class A
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.05%		$205,157	0.18%		0.68%	0.10%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06		146,460	0.18		0.68	0.06
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.14		214,779	0.18		0.68	0.14
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.31		228,375	0.24	(2)	0.70	0.35
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	2.45	††	341,204	0.20	(2)	0.64	2.46
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	5.23		401,174	0.18		0.63	5.13
Class B
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$40,494	0.27	%(3)	0.73%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		73,035	0.23	(3)	0.73	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		39,352	0.30		0.80	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.15		51,142	0.44	(2)(3)	0.76	0.19
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	2.15	††	120,925	0.50	(2)	0.70	2.19
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.92		166,627	0.48		0.68	4.82
Class C
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$28,370	0.27	%(3)	0.93%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		33,110	0.23	(3)	0.93	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		52,876	0.30		0.80	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.08		74,047	0.49	(2)(3)	0.95	0.10
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	1.94	††	158,833	0.70	(2)	0.89	2.00
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.71		259,640	0.68		0.88	4.61
Sweep Class
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$23,344	0.27	%(3)	1.18%	0.01%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		22,701	0.23		1.18	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		26,603	0.31		1.18	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.07		28,445	0.52	(2)(3)	1.20	0.08
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	1.69	††	68,179	0.95	(2)	1.14	1.79
2008	1.00	0.04	—	—	0.04	(0.04)		—		(0.04)		1.00	4.45		133,223	0.93		1.13	4.35
Government Fund
Class A
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$1,081,136	0.15	%(3)	0.59%	0.02%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		1,054,551	0.10	(3)	0.59	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		633,145	0.17	(3)	0.59	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.14		825,341	0.20	(2)	0.57	0.16
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	2.15		1,526,541	0.22	(2)	0.54	2.06
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.98		1,031,612	0.20		0.53	4.79
Class B
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$149,618	0.15	%(3)	0.64%	0.02%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		120,664	0.09	(3)	0.64	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		334,209	0.16	(3)	0.64	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.07		427,711	0.28	(2)(3)	0.62	0.07
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.84		623,905	0.52	(2)	0.60	1.62
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.67		197,593	0.50		0.58	4.53
Class C
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$14,435	0.15	%(3)	0.84%	0.02%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		8,036	0.10	(3)	0.84	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		55,406	0.17	(3)	0.84	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06		59,565	0.31	(2)(3)	0.82	0.07
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.64		153,015	0.71	(2)(3)	0.79	1.65
2008	1.00	0.04	—	—	0.04	(0.04)		—		(0.04)		1.00	4.46		154,244	0.70		0.78	4.35
Sweep Class
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$30,203	0.15	%(3)	1.09%	0.02%
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		27,234	0.09	(3)	1.09	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		25,158	0.16	(3)	1.09	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06		30,018	0.30	(2)(3)	1.07	0.07
2009	1.00	0.01	—	—	0.01	(0.01)		—		(0.01)		1.00	1.39		45,154	0.96	(2)(3)	1.04	1.34
2008	1.00	0.04	—	—	0.04	(0.04)		—		(0.04)		1.00	4.20		28,233	0.95		1.03	4.06

*	Per share calculations were performed using average shares.
@	For the six-month period ended July 31, 2012. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.61%, 1.31%, 1.11% and 0.86% for Class A, Class B, Class C and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.
(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(4)	Amount represents less than 0.01%.

Amounts designated as “—” are $0 or have been rounded to $0.

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends		Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government II Fund
Class A
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$1,282,158	0.11	%(3)	0.54%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		1,308,018	0.09	(3)	0.54	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		1,233,569	0.16	(3)	0.54	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.11		1,280,352	0.19	(2)	0.52	0.12
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	2.10		2,050,235	0.21	(2)	0.50	1.99
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.97		1,354,361	0.20		0.48	4.81
Class B
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$156,680	0.11	%(3)	0.59%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		166,481	0.09	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		119,864	0.16	(3)	0.59	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.06		146,960	0.25	(2)	0.56	0.06
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	1.79		242,332	0.51	(2)	0.54	1.80
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.66		150,900	0.50		0.53	4.53
Class C
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$4,861	0.11	%(3)	0.79%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		5,408	0.10	(3)	0.79	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		9,460	0.16	(3)	0.79	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.06		5,252	0.28	(2)(3)	0.77	0.06
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	1.60		31,462	0.70	(2)(3)	0.74	1.63
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.45		43,538	0.70		0.73	4.05
Prime Obligation Fund
Class A
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.04%		$3,778,936	0.20%		0.54%	0.08%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.04		4,107,485	0.20		0.54	0.04
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.11		3,144,153	0.20		0.54	0.12
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	—	(1)	1.00	0.20	††	3,158,830	0.23	(2)	0.53	0.26
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	2.37		3,796,102	0.22	(2)	0.50	2.42
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	5.21		3,740,714	0.20		0.48	5.10
Class B
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$122,455	0.27	%(3)	0.59%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		135,978	0.23	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		135,319	0.31	(3)	0.59	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	—	(1)	1.00	0.07	††	182,593	0.38	(2)(3)	0.58	0.15
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	2.06		346,741	0.51	(2)	0.55	2.17
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.90		475,700	0.50		0.53	4.82
Class C
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$40,482	0.27	%(3)	0.79%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		42,051	0.23	(3)	0.79	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		56,037	0.30	(3)	0.79	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	—	(1)	1.00	0.06	††	95,092	0.39	(2)(3)	0.78	0.15
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	1.86		467,782	0.71	(2)	0.75	2.04
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.69		641,977	0.70		0.73	4.60
Class H
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$23,018	0.27	%(3)	0.72%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		25,646	0.23	(3)	0.72	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		24,405	0.30	(3)	0.72	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	—	(1)	1.00	0.02	††	31,797	0.43	(2)(3)	0.71	0.09
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	1.93		58,276	0.64	(2)	0.67	2.11
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.76		80,958	0.63		0.66	4.65
Sweep Class
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$3,378	0.27	%(3)	1.04%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		4,170	0.23	(3)	1.04	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		4,710	0.30	(3)	1.04	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	—	(1)	1.00	0.06	††	31,787	0.39	(2)(3)	1.03	0.14
2009	1.00	0.02	—	—	0.02	(0.02)		—	(0.02)		1.00	1.62		57,135	0.95	(2)(3)	1.00	1.54
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.43		56,378	0.95		0.98	4.34

*	Per share calculations were performed using average shares.
@	For the six-month period ended July 31, 2012. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (3.28)%, (3.41)%, (3.42)%, (3.45)% and (3.42)% for Class A, Class B, Class C, Class H and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.
(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(4)	Amount represents less than 0.01%.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	43

Financial Highlights

For the six months ended July 31, 2012 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends		Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Treasury Fund
Class A
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$80,190	0.13	%(3)	0.59%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		199,520	0.08	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.02		175,749	0.18	(3)	0.59	0.02
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.07		295,695	0.17	(2)	0.56	0.07
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	1.27		572,906	0.19	(2)	0.55	1.18
2008	1.00	0.05	—	—	0.05	(0.05)		—	(0.05)		1.00	4.64		610,451	0.20		0.53	4.36
Class B
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$91,164	0.13	%(3)	0.64%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		114,026	0.08	(3)	0.64	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		178,769	0.19	(3)	0.64	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.06		184,127	0.20	(2)(3)	0.61	0.06
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	1.06		487,254	0.40	(2)(3)	0.59	1.12
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.33		761,497	0.50		0.58	4.07
Class C
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$7,589	0.13	%(3)	0.84%	0.01%
2012	1.00	—	—	—	—	—		—	—	(1)	1.00	0.01		6,984	0.08	(3)	0.84	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		10,948	0.18	(3)	0.84	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.06		26,423	0.20	(2)(3)	0.81	0.06
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	0.93		72,803	0.53	(2)(3)	0.80	0.98
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.12		144,919	0.70		0.78	4.00
Sweep Class
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$166,726	0.13	%(3)	1.09%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		137,336	0.08	(3)	1.09	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		129,514	0.19	(3)	1.09	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.06		138,438	0.18	(2)(3)	1.06	0.06
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	0.77		206,719	0.61	(2)(3)	1.05	0.67
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	3.86		111,853	0.95		1.03	3.74
Treasury II Fund
Class A
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$465,829	0.07	%(3)	0.59%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		472,352	0.05	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		287,823	0.12	(3)	0.59	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.04		436,276	0.12	(2)	0.55	0.04
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	1.05		688,813	0.20	(2)	0.54	0.87
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	4.11		516,164	0.21		0.53	3.72
Class B
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$268,576	0.07	%(3)	0.64%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		395,099	0.05	(3)	0.64	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		178,037	0.12	(3)	0.64	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.04		165,266	0.12	(2)(3)	0.60	0.04
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	0.82		363,238	0.39	(2)(3)	0.59	0.58
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	3.81		109,384	0.51		0.58	3.54
Class C
2012@	$1.00	$—	$—	$—	$—	$—	(1)	$—	$—	(1)	$1.00	0.00	%(4)	$4,154	0.07	%(3)	0.84%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		5,924	0.05	(3)	0.84	0.01
2011	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.01		6,183	0.12	(3)	0.84	0.01
2010	1.00	—	—	—	—	—	(1)	—	—	(1)	1.00	0.04		8,619	0.12	(2)(3)	0.80	0.04
2009	1.00	0.01	—	—	0.01	(0.01)		—	(0.01)		1.00	0.69		13,364	0.47	(2)(3)	0.79	0.50
2008	1.00	0.04	—	—	0.04	(0.04)		—	(0.04)		1.00	3.59		7,254	0.72		0.79	3.71

*	Per share calculations were performed using average shares.
@	For the six-month period ended July 31, 2012. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(4)	Amount represents less than 0.01%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Ultra Short Duration Bond Fund
Class A
2012@	$9.26	$0.05	$0.07	$—	$0.12	$(0.06)	$—	$(0.06)	$9.32	1.25%	$223,121	0.38%	0.72%	0.98%	79%
2012	9.33	0.10	(0.05)	—	0.05	(0.12)	—	(0.12)	9.26	0.55	255,002	0.38	0.74	1.08	177
2011	9.24	0.13	0.12	—	0.25	(0.16)	—	(0.16)	9.33	2.74	465,612	0.38	0.74	1.37	78
2010	8.51	0.24	0.73	—	0.97	(0.24)	—	(0.24)	9.24	11.58	257,238	0.38	0.75	2.72	73
2009	9.69	0.32	(1.18)	—	(0.86)	(0.32)	—	(0.32)	8.51	(9.00)	207,081	0.38	0.75	3.50	99
2008	9.97	0.48	(0.28)	—	0.20	(0.48)	—	(0.48)	9.69	2.06	409,363	0.35	1.28	4.87	54
Short-Duration Government Fund
Class A
2012@	$10.72	$0.04	$0.07	$—	$0.11	$(0.06)	$—	$(0.06)	$10.77	1.01%	$685,178	0.48%	0.74%	0.70%	311%
2012	10.59	0.09	0.17	—	0.26	(0.12)	(0.01)	(0.13)	10.72	2.53	739,126	0.48	0.74	0.85	712
2011	10.52	0.09	0.18	—	0.27	(0.14)	(0.06)	(0.20)	10.59	2.59	867,313	0.48	0.72	0.84	521
2010	10.25	0.21	0.29	—	0.50	(0.23)	—	(0.23)	10.52	4.94	377,088	0.48	0.75	2.02	347
2009	10.21	0.36	0.04	—	0.40	(0.36)	—	(0.36)	10.25	4.05	288,064	0.48	0.74	3.53	693
2008	9.95	0.46	0.28	—	0.74	(0.48)	—	(0.48)	10.21	7.65	172,892	0.45	0.76	4.63	266
Intermediate-Duration Government Fund
Class A
2012@	$11.91	$0.07	$0.14	$—	$0.21	$(0.12)	$—	$(0.12)	$12.00	1.75%	$58,960	0.53%	0.73%	1.13%	289%
2012	11.32	0.17	0.64	—	0.81	(0.22)	— (1)	(0.22)	11.91	7.22	71,458	0.53	0.74	1.47	726
2011	11.24	0.13	0.39	—	0.52	(0.19)	(0.25)	(0.44)	11.32	4.62	187,944	0.53	0.72	1.14	590
2010	11.20	0.32	0.41	—	0.73	(0.32)	(0.37)	(0.69)	11.24	6.61	62,977	0.53	0.76	2.82	213
2009	10.76	0.38	0.44	—	0.82	(0.38)	—	(0.38)	11.20	7.85	92,025	0.53	0.74	3.48	641
2008	10.13	0.45	0.63	—	1.08	(0.45)	—	(0.45)	10.76	10.97	50,372	0.50	0.75	4.34	234
GNMA Fund
Class A
2012@	$10.91	$0.05	$0.17	$—	$0.22	$(0.09)	$—	$(0.09)	$11.04	2.04%	$284,364	0.63%	0.70%	0.95%	447%
2012	10.58	0.02	0.83	—	0.85	(0.13)	(0.39)	(0.52)	10.91	8.09	243,016	0.63	0.70	0.22	1,515
2011	10.28	0.13	0.49	—	0.62	(0.16)	(0.16)	(0.32)	10.58	6.06	334,415	0.63	0.70	1.27	1,024
2010	9.84	0.32	0.47	—	0.79	(0.35)	—	(0.35)	10.28	8.18	198,914	0.63	0.72	3.16	533
2009	9.63	0.40	0.21	—	0.61	(0.40)	—	(0.40)	9.84	6.51	160,639	0.63	0.71	4.08	474
2008	9.34	0.45	0.30	—	0.75	(0.46)	—	(0.46)	9.63	8.31	114,824	0.60	0.72	4.82	271

*	Per share calculations were performed using average shares.
@	For the six-month period ended July 31, 2012. All ratios for the period have been annualized.
†	Returns and turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	45

Notes to Financial Statements (Unaudited)

July 31, 2012

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively the “Money Market Funds”), the Ultra Short Duration, Short-Duration Government, Intermediate-Duration Government and GNMA Bond (each a “Fund,” collectively the “Fixed Income Funds”). The Money Market Funds, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds seek to preserve principal value and maintain a high degree of liquidity while providing current income. The Ultra Short Duration Bond Fund seeks to provide higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended July 31, 2012, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, the Fixed Income Funds’ utilized futures contracts during the six-month period ended July 31, 2012. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	47

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2012

of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of July 31, 2012.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the valuation procedures approved by the Board of Trustees. At July 31, 2012, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and nonclass specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses —Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — The Fixed Income Funds retain a redemption fee based on a dollar threshold for redemptions, or a series of redemptions, of capital shares held for less than thirty days, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Ultra Short Duration Bond Fund	$10,000	0.50%
Short-Duration Government Fund	25,000	0.25%
Intermediate-Duration Government Fund	10,000	0.25%
GNMA Fund	10,000	0.25%

For the six-month period ended July 31, 2012, the Fixed Income Funds did not retain any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

Money Market Fund	0.33%
Government Fund	0.24%
Government II Fund	0.19%
Prime Obligation Fund	0.19%
Treasury Fund	0.24%
Treasury II Fund	0.24%
Ultra Short Duration Bond Fund	0.35%
Short-Duration Government Fund	0.35%
Intermediate-Duration Government Fund	0.35%
GNMA Fund	0.32%

However, the Administrator and/or SEI Investments Management Corporation (the “Adviser”) have agreed to waive a portion or their entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds’ daily net assets). The expense waivers are allocated to each share class pro-rata based on the net assets of each share class. Such waivers are voluntary and may be discontinued at any time.

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund		Treasury Fund
Class A	0.18	%(1)	0.20	%(3)	0.20	%(2)	0.20	%(2)	0.20	%(2)
Class B	0.48	%(1)	0.50	%(3)	0.50	%(2)	0.50	%(2)	0.50	%(2)
Class C	0.68	%(1)	0.70	%(3)	0.70	%(2)	0.70	%(2)	0.70	%(2)
Class H	N/A		N/A		N/A		0.63	%(1)	N/A
Sweep Class	0.93	%(1)	0.95	%(1)	*		0.95	%(1)	0.95	%(1)

	Treasury II Fund		Ultra Short Duration Bond Fund		Short- Duration Government Fund		Intermediate- Duration Government Fund		GNMA Fund
Class A	0.20	%(2)	0.38	%(4)	0.48	%(4)	0.53	%(4)	0.63	%(4)
Class B	0.50	%(2)	N/A		N/A		N/A		N/A
Class C	0.70	%(2)	N/A		N/A		N/A		N/A
Class H	N/A		N/A		N/A		N/A		N/A
Sweep Class	*		N/A		N/A		N/A		N/A

*	Class not currently operational
(1)	Represents a voluntary cap that my be discontinued at any time.
(2)	Represents a contractual cap effective through May 31, 2013, to be changed only by board approval.
(3)	Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through May 31, 2013, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time
(4)	Represents a voluntary cap that may be discontinued at anytime. Prior to March 1, 2008, the cap for the Ultra Short Duration, Short-Duration Government, Intermediate-Duration Government and GNMA Bond Funds were .35%, .45%, .50% and .60%, respectively.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI and a registered

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	49

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2012

broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*
Money Market Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Sweep Class	0.25%	—	0.50%
Government Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Sweep Class	0.25%	—	0.50%
Government II Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Prime Obligation Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Class H	0.25%	0.18%	—
Sweep Class	0.25%	—	0.50%
Treasury Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Sweep Class	0.25%	—	0.50%
Treasury II Fund
Class A	0.25%	—	—
Class B	0.25%	0.05%	—
Class C	0.25%	0.25%	—
Ultra Short Duration Bond Fund
Class A	0.25%	—	—
Short-Duration Government Fund
Class A	0.25%	—	—
Intermediate-Duration Government Fund
Class A	0.25%	—	—
GNMA Fund
Class A	0.25%	—	—

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has agreed to voluntarily waive all or a portion of the shareholder servicing fees for Class A of each Fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statements of Operations. The Administrator and/or the Distributor

have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the six-month period ended July 31, 2012 ($ Thousands):

	Administrative & Shareholder Servicing Fee Waiver	Administrative Fee Waiver
Money Market Fund
Class A	$—	$—
Class B	51	—
Class C	66	—
Sweep Class	71	—
Government Fund
Class A	—	303
Class B	193	34
Class C	20	2
Sweep Class	117	8
Government II Fund
Class A	—	510
Class B	232	70
Class C	22	4
Prime Obligation Fund
Class A	—	—
Class B	162	—
Class C	95	—
Class H	43	—
Sweep Class	14	—
Treasury Fund
Class A	—	59
Class B	144	36
Class C	18	3
Sweep Class	566	55
Treasury II Fund
Class A	—	280
Class B	514	218
Class C	13	3

Other –- Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser, or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable

50	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed and approved annually by the SEI Funds Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six-month period ended July 31, 2012, the Trust has not participated in The Program.

4. INVESTMENT ADVISORY AGREEMENTS

The Adviser serves as each Fund’s investment adviser and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. Effective January 1, 2010, for its services, the Adviser receives an annual fee equal to 0.07% of each of the Money Market Funds’ net assets. Prior to January 1, 2010, for its services, the Adviser received an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee was calculated based on the combined assets of the Money Market Funds. The Adviser also received an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee was calculated based on the net assets of the Ultra Short Duration Bond Fund. The Adviser also received an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee was calculated based on the combined assets of these Funds.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC (formerly Columbia Management Advisors, LLC) as sub-adviser to the Money Market Funds, Logan Circle Partners, L.P. serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company, LLP (“Wellington

LLP”) serves as sub-adviser to the Fixed Income Funds. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six-months ended July 31, 2012, were as follows for the Fixed Income Funds:

	Ultra Short Duration Bond Fund ($Thousands)	Short- Duration Government Fund ($Thousands)	Intermediate- Duration Government Fund ($Thousands)	GMNA Fund ($Thousands)
Purchases
U.S. Government	$108,951	$2,065,428	$170,748	$1,157,277
Other	45,226	—	—	—
Sales
U.S. Government	138,364	2,128,881	179,342	1,123,893
Other	66,959	997	110	72

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Money Market Fund	2012	$147	$—	$147
	2011	367	—	367
Government Fund	2012	505	—	505
	2011	645	—	645
Government II Fund	2012	147	—	147
	2011	132	—	132
Prime Obligation Fund	2012	1,466	—	1,466
	2011	4,070	—	4,070
Treasury Fund	2012	51	—	51
	2011	65	—	65
Treasury II Fund	2012	56	—	56
	2011	51	—	51
Ultra Short Duration Bond Fund	2012	3,373	—	3,373
	2011	6,166	—	6,166

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	51

Notes to Financial Statements (Unaudited) (Concluded)

July 31, 2012

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Short-Duration Government Fund	2012	$8,871	$137	$9,008
	2011	14,103	—	14,103
Intermediate-Duration Government Fund	2012	1,242	1	1,243
	2011	4,812	1,890	6,702
GNMA Fund	2012	10,127	1,452	11,579
	2011	7,644	1,544	9,188

As of January 31, 2012, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Other Temporary Differences ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Earnings/ (Accumulated Losses) ($ Thousands)
Money Market Fund	$22	$—	$—	$—	$(17)	$—	$5
Government Fund	21	—	(85)	—	(21)	—	(85)
Government II Fund	30	—	—	—	(12)	—	18
Prime Obligation Fund	160	—	(67)	—	(159)	—	(66)
Treasury Fund	4	—	(28)	—	(4)	—	(28)
Treasury II Fund	16	—	—	—	(6)	—	10
Ultra Short Duration Bond Fund	265	—	(23,888)	(240)	(252)	(3,539)	(27,654)
Short-Duration Government Fund	2,826	—	—	—	(3,340)	15,379	14,865
Intermediate-Duration Government Fund	87	—	(1,558)	—	(123)	1,699	105
GNMA Fund	3,057	—	—	(61)	(142)	9,200	12,054

At January 31, 2012, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration
Government Fund	$49	1/31/13
	4	1/31/14
	32	1/31/16
Prime Obligation Fund	67	1/31/17
Treasury Fund	1	1/31/13
	22	1/31/14
	5	1/31/15
Ultra Short Duration Bond Fund	1,020	1/31/13
	1,045	1/31/14
	1,717	1/31/15
	296	1/31/16
	181	1/31/17
	3,642	1/31/18
	11,895	1/31/19

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2012, the Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund and Treasury II Fund utilized, $3,738, $7,454, $35,648, $19,583 and $891, respectively, of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or longterm capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
Ultra Short Duration Bond Fund	$—	$4,092	$4,092
Intermediate-Duration Government Fund	1,153	405	1,558

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended January 31, 2012, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2012, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at July 31, 2012, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$232,378	$1,227	$(2,656)	$(1,429)
Short-Duration Government Fund	836,068	14,588	(83)	14,505
Intermediate-Duration Government Fund	75,953	1,619	(48)	1,571
GNMA Fund	370,314	10,939	(788)	10,151

52	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2012, no provision for income tax is required in the Funds’ financial statements. All uncertain tax positions, except for the accretion of market discount associated with the structured investment vehicles subject to the capital support agreement, meet the more likely than not criteria established in ASC paragraph 740. SEI Investment Company (“SEI”), which is the parent company of the Adviser, has agreed to indemnify the fund if the Internal Revenue Service (“IRS”) were to disagree with a position taken on the tax return for the fiscal year ended January 31, 2010. Accordingly, no provision for taxes is required. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

Investments in structured securities (such as those issued by Structured Investment Vehicles, or “SIVs”) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

8. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	53

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.50	0.18%	$0.90
Class B	1,000.00	1,000.00	0.27	1.34
Class C	1,000.00	1,000.00	0.27	1.34
Sweep Class	1,000.00	1,000.00	0.27	1.34
Hypothetical 5% Return
Class A	$1,000.00	$1,023.97	0.18%	$0.91
Class B	1,000.00	1,023.52	0.27	1.36
Class C	1,000.00	1,023.52	0.27	1.36
Sweep Class	1,000.00	1,023.52	0.27	1.36
Government Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.15%	$0.75
Class B	1,000.00	1,000.10	0.15	0.75
Class C	1,000.00	1,000.10	0.15	0.75
Sweep Class	1,000.00	1,000.10	0.15	0.75
Hypothetical 5% Return
Class A	$1,000.00	$1,024.12	0.15%	$0.75
Class B	1,000.00	1,024.12	0.15	0.75
Class C	1,000.00	1,024.12	0.15	0.75
Sweep Class	1,000.00	1,024.12	0.15	0.75

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Government II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.11%	$0.55
Class B	1,000.00	1,000.00	0.11	0.55
Class C	1,000.00	1,000.00	0.11	0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.32	0.11%	$0.55
Class B	1,000.00	1,024.32	0.11	0.55
Class C	1,000.00	1,024.32	0.11	0.55
Prime Obligation Fund
Actual Fund Return
Class A	$1,000.00	$1,000.40	0.20%	$0.99
Class B	1,000.00	1,000.00	0.27	1.34
Class C	1,000.00	1,000.00	0.27	1.34
Class H	1,000.00	1,000.00	0.27	1.34
Sweep Class	1,000.00	1,000.00	0.27	1.34
Hypothetical 5% Return
Class A	$1,000.00	$1,010.00	0.20%	$1.00
Class B	1,000.00	1,023.52	0.27	1.36
Class C	1,000.00	1,023.52	0.27	1.36
Class H	1,000.00	1,023.52	0.27	1.36
Sweep Class	1,000.00	1,023.52	0.27	1.36

54	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Treasury Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.13%	$0.65
Class B	1,000.00	1,000.00	0.13	0.65
Class C	1,000.00	1,000.00	0.13	0.65
Sweep Class	1,000.00	1,000.00	0.13	0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.22	0.13%	$0.65
Class B	1,000.00	1,024.22	0.13	0.65
Class C	1,000.00	1,024.22	0.13	0.65
Sweep Class	1,000.00	1,024.22	0.13	0.55
Treasury II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.07%	$0.35
Class B	1,000.00	1,000.00	0.07	0.35
Class C	1,000.00	1,000.00	0.07	0.35
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.07%	$0.35
Class B	1,000.00	1,024.52	0.07	0.35
Class C	1,000.00	1,024.52	0.07	0.35
Ultra Short Duration Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,012.50	0.38%	$1.90
Hypothetical 5% Return
Class A	$1,000.00	$1,022.97	0.38%	$1.91

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Short-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,010.10	0.48%	$2.40
Hypothetical 5% Return
Class A	$1,000.00	$1,022.48	0.48%	$2.41
Intermediate-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,017.50	0.53%	$2.66
Hypothetical 5% Return
Class A	$1,000.00	$1,022.23	0.53%	$2.66
GNMA Fund
Actual Fund Return
Class A	$1,000.00	$1,020.40	0.63%	$3.16
Hypothetical 5% Return
Class A	$1,000.00	$1,021.73	0.63%	$3.17

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	55

Board of Trustees Considerations in Approving

the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

56	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

At the March 27 – 28, 2012 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meeting and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2012	57

Board of Trustees Considerations in Approving

the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

58	SEI Daily Income Trust / Semi-Annual Report / July 31, 2012

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2012

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-037 (7/12)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 5, 2012

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: October 5, 2012